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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-CBD-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–88.85%

Aerospace & Defense–0.29%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$220,000	$220,550
7.50%, 03/15/2025(b)	181,000	188,014
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	397,000	419,827
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	274,000	287,358
Rockwell Collins, Inc., Sr. Unsec. Notes, 3.20%, 03/15/2024	2,104,000	2,139,106
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	93,000	96,953
6.50%, 05/15/2025	817,000	850,701
		4,202,509

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	538,000	557,503

Air Freight & Logistics–0.41%

FedEx Corp., Sr. Unsec. Gtd. Notes, 3.30%, 03/15/2027	5,645,000	5,690,171
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	150,000	159,188
		5,849,359

Airlines–3.10%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,033,335	2,053,669
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	1,958,190	1,985,115
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	4,630,000	4,505,569
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	2,591,000	2,660,633
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	2,800,000	2,887,500
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	3,239,000	3,293,658

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	$733,360	$757,377
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	1,014,920	1,058,308
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.63%, 03/15/2022	4,961,000	5,112,931
LATAM Airlines Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	5,872,401	5,832,028
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	6,789,997	6,890,815
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,182,660	2,244,729
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	5,033,020
		44,315,352

Alternative Carriers–0.05%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	274,000	286,330
5.38%, 05/01/2025	372,000	392,460
		678,790

Aluminum–0.06%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	431,554
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	419,000	443,092
		874,646

Apparel Retail–0.83%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	246,000	266,812
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	529,000	540,902
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	609,000	649,346
6.75%, 07/01/2036	63,000	60,795
6.88%, 11/01/2035	252,000	246,330

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Apparel Retail–(continued)

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	$9,926,000	$10,106,862
		11,871,047

Apparel, Accessories & Luxury Goods–0.13%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	708,000	708,442
4.88%, 05/15/2026(b)	1,141,000	1,145,992
		1,854,434

Asset Management & Custody Banks–1.42%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	4,515,000	4,721,403
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,471,294
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,684,741
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,219,576
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,451,756
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	694,000	759,930
		20,308,700

Auto Parts & Equipment–0.02%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	165,000	172,631
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	76,000	78,850
5.50%, 12/15/2024	101,000	105,419
		356,900

Automobile Manufacturers–1.43%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 07/06/2021(b)	5,464,000	5,385,354
2.85%, 01/06/2022(b)	6,046,000	6,130,118
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,683,000	1,647,236
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,872,931
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,186,289
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,210,867
		20,432,795

	Principal Amount	Value

Automotive Retail–0.58%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	$3,400,000	$3,630,773
5.75%, 05/01/2020	3,940,000	4,292,002
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	373,000	391,184
		8,313,959

Brewers–2.30%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.30%, 02/01/2023	4,356,000	4,490,221
3.65%, 02/01/2026	7,630,000	7,862,498
4.90%, 02/01/2046	9,633,000	10,651,391
Heineken NV (Netherlands), Sr. Unsec. Notes, 4.35%, 03/29/2047(b)	9,518,000	9,816,237
		32,820,347

Broadcasting–0.20%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	440,000	448,800
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	333,000	345,904
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	508,000	512,445
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	474,000	374,460
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	486,000	530,955
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	312,000	314,730
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	350,000	370,562
		2,897,856

Building Products–0.10%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	294,355
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	293,000	342,444
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	409,000	422,292
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	306,000	314,033
		1,373,124

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Cable & Satellite–3.20%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	$260,000	$287,300
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	400,000	427,500
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	205,000	223,450
7.75%, 05/15/2022(b)	415,000	443,013
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	265,000	278,581
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,405,000	1,508,619
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	5,493,000	5,966,016
6.83%, 10/23/2055	4,449,000	5,504,995
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,453,753
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	1,915,000	1,722,176
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,484,911
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	3,514,000	3,485,357
8.38%, 03/01/2039(b)	5,185,000	6,762,000
9.38%, 01/15/2019(b)	1,860,000	2,063,278
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	495,000	548,212
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	221,000
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	400,000	466,500
10.88%, 10/15/2025(b)	225,000	273,938
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,027,000	1,097,606
7.88%, 09/01/2019	665,000	738,981
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	142,000	136,320
7.25%, 10/15/2020	340,000	311,100
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,149,973
5.95%, 04/01/2041	3,964,000	4,996,503
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	473,000	488,373
5.38%, 07/15/2026(b)	377,000	387,839

	Principal Amount	Value

Cable & Satellite–(continued)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	$750,000	$780,937
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	211,250
REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	208,000	219,960
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	200,000	204,500
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	353,000	364,914
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	234,025
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	254,375
		45,697,255

Casinos & Gaming–0.23%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	142,000	154,957
6.88%, 05/15/2023	485,000	525,619
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	200,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	141,750
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	166,000	166,415
6.00%, 03/15/2023	265,000	291,500
7.75%, 03/15/2022	403,000	471,510
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	520,000	540,150
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	235,000	256,444
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	146,000	150,015
5.50%, 03/01/2025(b)	398,000	421,880
		3,320,240

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	499,000	522,703

Commodity Chemicals–0.04%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	272,000	286,960

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Commodity Chemicals–(continued)

Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	$230,000	$243,225
		530,185

Communications Equipment–0.11%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	764,000	815,570
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	326,000	337,002
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	428,640
		1,581,212

Construction & Engineering–0.40%

AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	1,942,000	1,946,855
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	3,942,000	3,751,733
		5,698,588

Construction Machinery & Heavy Trucks–0.08%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	252,000	265,230
6.75%, 06/15/2021	271,000	281,840
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	263,000	276,150
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	269,000	276,734
		1,099,954

Consumer Finance–1.82%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,310,812
4.63%, 03/30/2025	1,305,000	1,314,788
5.13%, 09/30/2024	352,000	366,960
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	2,580,000	2,606,599
3.75%, 03/09/2027	6,970,000	7,002,027
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	4,510,000	4,411,747
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	5,965,170
		25,978,103

Copper–0.24%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	505,000	531,513
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	610,000	539,087

	Principal Amount	Value

Copper–(continued)

Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	$2,127,000	$2,331,724
		3,402,324

Data Processing & Outsourced Services–0.25%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,458,371
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	230,880
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	761,000	822,831
		3,512,082

Diversified Banks–10.96%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,931,616
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75% (b)(c)	6,555,000	7,267,856
Banco Nacional de Comercio Exterior, S.N.C. (Mexico), Unsec. Sub. Notes, 3.80%, 08/11/2026(b)	1,319,000	1,309,494
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.75%, 05/09/2024(b)	2,008,000	1,982,900
Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	4,037,645
Series X, Jr. Unsec. Sub. Notes, 6.25% (c)	2,390,000	2,578,213
Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	4,500,000	4,995,000
Series AA, Jr. Unsec. Sub. Notes, 6.10%, 12/29/2049(c)	6,420,000	6,901,500
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	2,040,000	2,256,750
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	3,065,346
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	824,267
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,235,698
Barclays PLC (United Kingdom), Sr. Unsec. Global Notes, 4.95%, 01/10/2047	1,685,000	1,801,032
Unsec. Sub. Global Notes, 4.84%, 05/09/2028	965,000	991,626

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	$2,015,000	$2,092,447
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	4,067,630
5.50%, 09/13/2025	4,845,000	5,414,486
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	2,535,000	2,645,906
Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	2,435,000	2,575,013
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	4,090,000	4,391,637
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	2,495,000	2,728,906
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(c)	760,000	889,200
Credit Bank of Moscow Via CBOM Finance PLC (Russia), Jr. Unsec. Sub. Notes, 8.88% (b)(c)	6,076,000	6,010,826
Unsec. Sub. Notes, 7.50%, 10/05/2027(b)	2,792,000	2,840,860
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,757,442
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	6,573,000	6,643,374
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00% (c)	5,365,000	5,509,324
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,190,473
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	1,064,000	1,107,697
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	465,000	480,113
6.50% (c)	3,130,000	3,298,237
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,676,902
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.26%, 02/22/2048	1,935,000	1,991,610
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	4,545,000	4,528,422
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	2,750,000	2,729,130
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	2,185,000	2,277,863
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	2,005,000	2,042,594

	Principal Amount	Value

Diversified Banks–(continued)

Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	$3,045,000	$3,121,125
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Notes, 3.50%, 05/15/2023	5,411,000	5,433,039
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	900,000	946,690
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38% (b)(c)	3,015,000	3,248,663
Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75% (b)(c)	2,690,000	2,885,025
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,649,473
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,410,542
6.13%, 04/25/2024(b)	2,487,000	2,548,967
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	8,985,031
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	2,045,000	2,172,333
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	2,663,000	2,925,971
		156,395,894

Diversified Capital Markets–0.91%

Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,106,308
Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,446,176
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,249,510
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13% (b)(c)	5,010,000	5,105,952
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,060,682
		12,968,628

Diversified Chemicals–0.44%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 5.38%, 05/15/2027	1,182,000	1,228,561
6.63%, 05/15/2023	2,417,000	2,601,296
7.00%, 05/15/2025	130,000	144,138
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,288,649
		6,262,644

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–0.49%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	$514,000	$555,120
MMC Norilsk Nickel OJSC via MMC Finance D.A.C. (Russia), Sr. Unsec. Notes, 4.10%, 04/11/2023(b)	4,587,000	4,578,399
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,324,425
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	186,000	195,068
Sr. Unsec. Notes, 6.13%, 10/01/2035	305,000	317,963
		6,970,975

Diversified REIT’s–0.79%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,907,176
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,549,440
5.25%, 01/30/2026(b)	3,705,000	3,826,190
		11,282,806

Diversified Support Services–0.01%

Jaguar Holding Co. II /Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	150,000	159,750

Drug Retail–0.29%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,638,205	1,859,551
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	2,007,488	2,285,023
		4,144,574

Electric Utilities–3.04%

Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,151,882
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 2.88%, 05/25/2022(b)	1,222,000	1,220,125
3.63%, 05/25/2027(b)	7,260,000	7,165,395
4.75%, 05/25/2047(b)	4,105,000	4,154,170
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	2,475,000	2,531,998
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	3,919,694
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec. Notes, 4.13%, 05/15/2027(b)	3,954,000	3,934,230

	Principal Amount	Value

Electric Utilities–(continued)

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	$12,622,000	$13,347,765
		43,425,259

Electrical Components & Equipment–0.07%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	526,000	545,067
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	209,613
5.00%, 10/01/2025(b)	220,000	229,350
		984,030

Environmental & Facilities Services–0.02%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	238,000	245,735

Financial Exchanges & Data–1.01%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,879,794
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,177,293
4.88%, 02/15/2024	6,093,000	6,713,773
5.25%, 07/15/2044	1,665,000	1,926,225
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	525,319
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,135,000	1,155,623
		14,378,027

Food Distributors–0.05%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	623,000	656,486

Food Retail–0.04%

Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	554,000	564,388

Footwear–0.56%

NIKE, Inc., Sr. Unsec. Global Notes, 3.38%, 11/01/2046	8,785,000	8,050,302

Gas Utilities–0.37%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	338,000	348,985
5.88%, 08/20/2026	372,000	381,300
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	368,000	358,800
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,597,273

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$656,000	$659,280
		5,345,638

General Merchandise Stores–0.03%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	406,000	431,375

Health Care Equipment–0.88%

Becton, Dickinson and Co., Sr. Unsec. Notes, 2.89%, 06/06/2022	2,696,000	2,702,960
3.70%, 06/06/2027	3,187,000	3,199,459
4.67%, 06/06/2047	4,091,000	4,158,426
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	325,000	334,344
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/2044	1,892,000	2,076,068
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	67,000	69,010
		12,540,267

Health Care Facilities–0.46%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	295,000	314,912
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	225,000	229,500
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	417,000	433,680
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	194,532	174,106
8.00%, 11/15/2019	270,000	273,038
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	907,812
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	297,038
6.50%, 02/15/2020	974,000	1,071,400
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	394,844
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	316,125
5.88%, 02/15/2026	300,000	326,625
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	261,250
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	254,000	258,445
5.88%, 12/01/2023	65,000	67,275
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	64,000	69,840
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	511,000	511,000
8.00%, 08/01/2020	219,000	223,928
8.13%, 04/01/2022	365,000	387,356
		6,518,174

	Principal Amount	Value

Health Care REIT’s–0.82%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	$4,603,000	$4,815,755
4.25%, 11/15/2023	2,095,000	2,203,658
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	1,775,000	1,812,874
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,895,717
		11,728,004

Health Care Services–0.41%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	242,000	246,840
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	820,000	818,975
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(d)	311,000	321,885
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	2,907,000	2,889,549
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	480,260
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	579,000	622,425
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	225,000	225,071
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	270,000	263,588
		5,868,593

Home Entertainment Software–0.20%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,811,494

Home Improvement Retail–0.04%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	521,430

Homebuilding–1.14%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	392,000	401,800
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	502,000	524,590

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Homebuilding–(continued)

CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	$48,000	$57,240
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	73,000	75,646
5.38%, 10/01/2022	433,000	466,016
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	184,000	209,990
Lennar Corp., Sr. Unsec. Gtd. Global Bonds, 4.13%, 01/15/2022	1,902,000	1,954,305
Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	240,063
Sr. Unsec. Gtd. Notes, 4.50%, 04/30/2024	1,617,000	1,649,340
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	7,165,306
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	246,000	261,990
7.15%, 04/15/2020	160,000	178,000
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	157,000	167,205
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/2027	2,820,000	2,908,125
		16,259,616

Hotel and Resort REIT’s–0.29%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	1,665,000	1,749,496
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,417,192
		4,166,688

Hotels, Resorts & Cruise Lines–0.01%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	193,901

Household Products–0.40%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,536,000	4,666,410
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	125,689
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	137,000	147,617
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	410,000	438,700
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	272,000	281,860
		5,660,276

	Principal Amount	Value

Hypermarkets & Super Centers–0.87%

Costco Wholesale Corp., Sr. Unsec. Global Notes, 2.75%, 05/18/2024	$6,090,000	$6,131,099
3.00%, 05/18/2027	6,302,000	6,343,596
		12,474,695

Independent Power Producers & Energy Traders–0.17%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	275,000	285,313
5.50%, 04/15/2025	980,000	1,021,650
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	202,000	198,465
5.50%, 02/01/2024	194,000	187,210
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	170,000	168,300
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	184,000	184,460
6.63%, 01/15/2027	411,000	404,835
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	23,209	23,441
		2,473,674

Industrial Machinery–0.00%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	58,000	59,450

Integrated Oil & Gas–1.86%

Cenovus Energy Inc. (Canada), Sr. Unsec. Notes, 4.25%, 04/15/2027(b)	8,159,000	8,148,801
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.13%, 01/17/2022	2,641,000	2,759,845
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.75%, 09/21/2047	4,438,000	4,568,442
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	3,034,000	3,232,642
6.50%, 03/13/2027(b)	5,237,000	5,730,666
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.38%, 08/21/2022	2,105,000	2,105,656
		26,546,052

Integrated Telecommunication Services–3.42%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,812,000	1,784,295
4.75%, 05/15/2046	2,646,000	2,558,044
5.15%, 03/15/2042	3,670,000	3,748,710
5.25%, 03/01/2037	2,660,000	2,798,200
5.70%, 03/01/2057	2,735,000	2,959,742
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,560,886

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	$255,000	$275,400
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	328,000	359,980
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	250,000	262,813
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	958,447
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	275,000	292,188
8.88%, 09/15/2020	185,000	196,794
10.50%, 09/15/2022	280,000	275,800
11.00%, 09/15/2025	306,000	286,875
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 4.75%, 02/16/2021(b)	550,000	589,540
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	490,000	513,888
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	433,500
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	235,000	259,969
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	735,000	798,394
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	138,000	149,040
7.20%, 07/18/2036	268,000	309,540
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	1,860,000	1,990,200
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	3,927,397
7.05%, 06/20/2036	2,865,000	3,688,673
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	1,524,000	1,352,861
4.52%, 09/15/2048	8,887,000	8,354,966
5.01%, 08/21/2054	2,693,000	2,663,413
5.05%, 03/15/2034	2,975,000	3,109,674
Sr. Unsec. Notes, 4.81%, 03/15/2039(b)	2,267,000	2,289,432
		48,748,661

Internet & Direct Marketing Retail–0.81%

Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 02/15/2026	3,820,000	4,158,571
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	7,880,000	7,396,144
		11,554,715

	Principal Amount	Value

Internet Software & Services–0.47%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	$2,875,000	$2,880,369
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,892,020
		6,772,389

Investment Banking & Brokerage–2.39%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,578,335
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63% (c)	4,560,000	4,594,200
Goldman Sachs Group, Inc. (The), Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,698,601
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	5,998,055
Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	1,725,000	1,791,844
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	1,816,000	1,902,188
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,448,409
Series J, Jr. Unsec. Sub. Global Notes, 5.55% (c)	4,220,000	4,415,175
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	5,353,000	5,667,374
		34,094,181

IT Consulting & Other Services–0.11%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	1,460,000	1,566,382

Leisure Facilities–0.05%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	346,913
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	438,000	442,927
		789,840

Life & Health Insurance–1.48%

Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00% (b)(c)	3,060,000	3,098,250

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	$2,400,000	$2,436,870
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	3,990,000	4,177,530
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	6,960,000	7,658,488
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,690,000	1,810,412
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,894,191
		21,075,741

Managed Health Care–0.36%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	183,000	188,948
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,992,006
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	205,000	207,562
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,257,500
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	455,000	481,162
		5,127,178

Metal & Glass Containers–0.11%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	227,000	231,540
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	208,000
7.25%, 05/15/2024(b)	200,000	219,000
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	520,000	565,500
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	165,462
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	243,000	254,239
		1,643,741

Movies & Entertainment–0.97%

21st Century Fox America, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2046	1,390,000	1,449,251
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	520,000	540,800
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	273,000	286,991
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	3,365,000	3,537,168

	Principal Amount	Value

Movies & Entertainment–(continued)

Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	$3,360,000	$3,558,505
Viacom Inc., Jr. Unsec. Sub. Global Notes, 5.88%, 02/28/2057	2,240,000	2,324,000
6.25%, 02/28/2057	1,075,000	1,113,969
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	1,010,000	977,536
		13,788,220

Multi-Line Insurance–1.51%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	1,366,000	1,364,626
9.88%, 06/15/2019	6,485,000	7,452,627
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	2,560,000	2,648,247
4.50%, 07/16/2044	2,260,000	2,317,723
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	2,470,000	2,574,867
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,483,766
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	1,670,000	1,749,701
		21,591,557

Office REIT’s–0.34%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,709,464
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	2,110,000	2,166,653
		4,876,117

Office Services & Supplies–0.42%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	4,150,000	4,132,802
4.63%, 03/15/2024	1,750,000	1,805,568
		5,938,370

Oil & Gas Drilling–0.06%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	337,000	278,867
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	352,000	327,360
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	55,000	57,063
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	195,000	166,725
		830,015

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.06%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	$145,000	$146,450
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	302,000	301,245
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	309,000	288,142
8.25%, 06/15/2023	105,000	112,875
		848,712

Oil & Gas Exploration & Production–2.68%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.55%, 03/15/2026	3,740,000	4,199,768
6.60%, 03/15/2046	4,131,000	5,127,792
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	424,000	437,780
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	291,000	218,978
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	323,000	335,920
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	1,176,000	1,205,400
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	3,685,000	3,811,701
4.15%, 11/15/2034	1,680,000	1,719,240
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	465,000	437,100
5.00%, 09/15/2022	5,454,000	5,481,270
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	245,000	177,625
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	253,000	263,753
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	293,000	287,872
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	1,138,000	1,210,693
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.75%, 04/19/2027(b)	1,579,000	1,599,132
5.75%, 04/19/2047(b)	3,217,000	3,168,745
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	413,000	437,780
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	363,000	367,991

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	$552,000	$583,740
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	136,000	133,280
Sr. Unsec. Notes, 6.88%, 03/01/2021	360,000	381,600
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	552,000	527,850
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	250,000	268,437
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	435,000	441,525
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	100,000	99,250
6.75%, 09/15/2026	275,000	270,875
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	418,000	390,830
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	3,438,000	3,346,675
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	537,000	535,657
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	403,000	392,925
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	341,000	331,196
		38,192,380

Oil & Gas Refining & Marketing–0.03%

Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	390,000	412,425

Oil & Gas Storage & Transportation–9.53%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	509,000	523,634
Cheniere Corpus Christi Holdings, LLC, Sr. Sec. Gtd. First Lien Notes, 5.13%, 06/30/2027(b)	289,000	294,058
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	1,127,000	1,263,225
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	668,000	716,430
Energy Transfer, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,347,375
Sr. Unsec. Notes, 4.20%, 04/15/2027	1,689,000	1,722,487
4.75%, 01/15/2026	4,969,000	5,262,320
5.15%, 03/15/2045	3,110,000	3,065,561
5.30%, 04/15/2047	3,569,000	3,595,974

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/2024	$2,438,000	$2,562,991
Series D, Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	2,660,000	3,375,678
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	3,270,000	3,363,607
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	154,000	163,240
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	1,690,000	1,756,865
4.30%, 05/01/2024	2,133,000	2,228,426
5.40%, 09/01/2044	3,529,000	3,626,958
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	8,256,000	10,642,644
7.80%, 08/01/2031	9,500,000	12,292,297
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	10,840,000	11,554,762
Sr. Unsec. Global Notes, 4.88%, 06/01/2025	767,000	823,087
5.50%, 02/15/2023	3,205,000	3,311,166
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	221,000	211,055
ONEOK Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.38%, 10/01/2022	4,373,000	4,449,046
ONEOK, Inc., Sr. Unsec. Global Notes, 4.25%, 02/01/2022	2,448,000	2,527,935
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Bonds, 4.50%, 12/15/2026	821,000	845,827
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.00%, 03/15/2027	2,043,000	2,186,010
5.63%, 04/15/2023	2,000,000	2,231,250
5.63%, 03/01/2025	1,028,000	1,141,080
6.25%, 03/15/2022	10,478,000	11,944,920
Sr. Sec. First Lien Notes, 4.20%, 03/15/2028(b)	7,077,000	7,192,001
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	315,000	314,212
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/2019	1,000,000	1,127,688
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	408,000	422,790
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	278,000	288,773

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	$760,000	$832,200
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	90,000	95,738
Western Gas Partners, LP, Sr. Unsec. Global Notes, 4.00%, 07/01/2022	2,910,000	3,028,075
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	533,000	550,256
Sr. Unsec. Notes, 7.88%, 09/01/2021	112,000	131,600
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	5,534,000	5,703,437
Sr. Unsec. Notes, 3.75%, 06/15/2027	2,497,000	2,495,727
4.13%, 11/15/2020	2,111,000	2,224,953
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	12,129,000	12,545,934
		135,983,292

Other Diversified Financial Services–0.41%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,432,480
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	205,000	218,604
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	4,214,725
		5,865,809

Packaged Foods & Meats–0.46%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	229,000	238,160
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	405,000	380,700
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	1,273,000	1,216,096
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	249,000	256,470
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	622,050
Tyson Foods, Inc., Sr. Unsec. Global Notes, 3.55%, 06/02/2027	1,938,000	1,957,042
4.55%, 06/02/2047	1,799,000	1,850,524
		6,521,042

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Paper Packaging–0.33%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	$110,000	$111,787
4.88%, 11/15/2022	315,000	332,719
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,831,000	4,253,213
		4,697,719

Paper Products–0.12%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,187,000	1,181,065
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 7.75%, 12/01/2022	140,000	151,200
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	122,000	127,490
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	217,035
		1,676,790

Pharmaceuticals–2.36%

Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	5,000,000	5,351,240
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	4,726,000	6,581,411
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	1,929,000	1,944,430
3.10%, 05/15/2027	2,801,000	2,839,836
3.95%, 05/15/2047	3,305,000	3,391,540
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	185,250
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.95%, 06/15/2026	3,114,000	3,129,735
5.25%, 06/15/2046	2,350,000	2,489,774
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	6,681,000	6,554,368
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	239,000	193,889
5.63%, 12/01/2021(b)	620,000	534,750
5.88%, 05/15/2023(b)	120,000	98,400
6.13%, 04/15/2025(b)	235,000	188,587
6.75%, 08/15/2018(b)	31,000	31,388
7.00%, 10/01/2020(b)	150,000	143,625
		33,658,223

Property & Casualty Insurance–1.04%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	1,505,000	1,580,418
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	1,700,000	1,902,931

	Principal Amount	Value

Property & Casualty Insurance–(continued)

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	$6,330,000	$7,099,864
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,554,944
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,381
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,754,194
		14,897,732

Railroads–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 4.15%, 04/01/2045	3,723,000	3,855,814
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	545,000	565,438
		4,421,252

Regional Banks–1.15%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	418,000	452,485
5.00%, 08/01/2023	315,000	339,216
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50% (c)	1,100,000	1,144,000
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,892,956
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,535,808
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	5,805,000	5,710,756
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13% (c)	4,206,000	4,332,180
		16,407,401

Reinsurance–0.20%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	2,665,000	2,923,528

Renewable Electricity–0.12%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,762,000	1,749,110

Residential REIT’s–0.26%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,734,024

Restaurants–0.73%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,389,000	5,624,769
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	2,893,000	2,990,639

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Restaurants–(continued)

Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	$266,000	$280,297
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	1,230,000	1,243,970
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	275,000	294,594
		10,434,269

Retail REIT’s–0.17%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,414,000	2,391,143

Semiconductors–1.99%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	2,420,000	2,469,587
4.50%, 12/05/2036	595,000	610,002
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.00%, 01/15/2022(b)	8,835,000	8,906,784
3.88%, 01/15/2027(b)	5,965,000	6,076,844
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	368,000	387,320
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,520,253
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	7,160,000	7,465,532
		28,436,322

Sovereign Debt–0.80%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 5.63%, 01/26/2022	2,751,000	2,872,942
6.25%, 04/22/2019	4,440,000	4,686,420
KSA Sukuk Ltd. (Saudi Arabia), Sr. Unsec. Notes, 2.89%, 04/20/2022(b)	2,797,000	2,806,534
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 7.88%, 06/15/2027(b)	1,000,000	1,054,140
		11,420,036

Specialized Consumer Services–0.13%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	1,247,000	1,295,321
Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	565,718
		1,861,039

	Principal Amount	Value

Specialized Finance–2.95%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$21,185,000	$22,403,137
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/26/2022	1,798,000	1,848,569
3.95%, 02/01/2022	1,270,000	1,328,738
4.63%, 10/30/2020	540,000	575,235
5.00%, 10/01/2021	890,000	967,319
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	1,965,000	1,951,787
3.38%, 06/01/2021	3,865,000	3,989,913
3.88%, 04/01/2021	3,960,000	4,153,032
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	95,000	108,181
Sr. Unsec. Notes, 5.00%, 04/01/2023	714,000	766,658
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	4,049,375
		42,141,944

Specialized REIT’s–1.33%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,130,667
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	98,000	100,573
5.38%, 03/15/2027(b)	218,000	225,085
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,609,000	2,658,323
7.75%, 07/15/2020	4,526,000	5,169,986
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,340,000	1,488,830
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	36,000	38,970
5.88%, 01/15/2026	699,000	761,910
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	310,000	337,125
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	335,000	350,913
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	769,000	831,481
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	317,000	311,453
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	542,000	550,808
		18,956,124

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Specialty Chemicals–0.70%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	$255,000	$266,475
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	306,000	317,475
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	399,438
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	371,000	431,288
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	546,000	575,348
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	283,725
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 3.13%, 06/01/2024	1,642,000	1,660,721
3.45%, 06/01/2027	3,311,000	3,354,867
4.50%, 06/01/2047	2,563,000	2,649,893
		9,939,230

Steel–0.60%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	287,000	322,875
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 4.75%, 05/15/2022(b)	1,336,000	1,352,196
5.13%, 05/15/2024(b)	2,282,000	2,311,616
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	352,000	359,920
5.13%, 10/01/2021	905,000	936,675
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	52,000	53,040
Sr. Unsec. Notes, 6.88%, 04/01/2021	210,000	216,300
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.25%, 08/10/2026	2,756,000	2,997,150
		8,549,772

Systems Software–0.16%

Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	1,868,000	1,979,667
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	267,000	278,256
		2,257,923

Technology Distributors–0.40%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,309,481
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	271,000	279,808

	Principal Amount	Value

Technology Distributors–(continued)

Tech Data Corp., Sr. Unsec. Notes, 4.95%, 02/15/2027	$3,015,000	$3,182,753
		5,772,042

Technology Hardware, Storage & Peripherals–0.95%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	1,435,000	1,498,822
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	6,007,000	6,620,582
8.35%, 07/15/2046(b)	1,447,000	1,879,257
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	725,000	811,094
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	202,000	227,755
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	2,040,000	1,968,600
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	469,000	552,834
		13,558,944

Tobacco–0.02%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	209,000	218,928

Trading Companies & Distributors–0.14%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	340,000	356,150
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	659,812
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	175,000	187,688
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	262,570
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	160,000	165,200
5.88%, 09/15/2026	75,000	79,781
6.13%, 06/15/2023	285,000	302,100
		2,013,301

Trucking–0.08%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	420,000	389,550
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	189,000	189,000
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	145,000	137,750
6.75%, 04/15/2019	280,000	280,000
7.38%, 01/15/2021	145,000	137,025
		1,133,325

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–2.14%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	$1,955,000	$1,964,171
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,829,503
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	796,219
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,627,028
5.00%, 03/15/2044	4,835,000	5,406,891
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	182,000	201,338
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	483,000	549,412
7.63%, 02/15/2025	250,000	288,125
7.88%, 09/15/2023	1,110,000	1,286,212
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	14,741,000	14,994,515
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	400,000	419,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	207,000
		30,569,414
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,214,319,201)		1,268,179,094

U.S. Treasury Securities–5.23%

U.S. Treasury Bills–0.04%

0.89%, 08/10/2017 (e)(f)	600,000	598,944

U.S. Treasury Notes–3.98%

1.75%, 05/31/2022	31,741,400	31,737,051
2.00%, 05/31/2024	5,277,300	5,270,292
2.38%, 05/15/2027	19,448,700	19,738,525
		56,745,868

U.S. Treasury Bonds–1.21%

3.00%, 02/15/2047	16,896,300	17,330,923
Total U.S. Treasury Securities (Cost $74,119,728)		74,675,735

	Shares	Value

Preferred Stocks–1.72%

Investment Banking & Brokerage–1.09%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	$3,373,300
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,796,300
Morgan Stanley, Series F, 6.88% Pfd.	150,000	4,395,000
		15,564,600

Regional Banks–0.52%

CIT Group Inc., Series A, 5.80% Jr. Unsec. Sub. Pfd.	2,590,000	2,590,000
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,819,600
SunTrust Banks, Inc., Series G, 5.05% Jr. Unsec. Sub. Global Pfd.	2,026,000	2,036,130
		7,445,730

Reinsurance–0.11%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000	1,627,360
Total Preferred Stocks (Cost $21,786,000)		24,637,690

	Principal Amount

Municipal Obligations–0.20%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017 B, Taxable Sr. Lien RB, 9.00%, 05/15/2024(b)	$735,000	740,549
Series 2017, Sub. Lien Conv. CAB RB, 9.00%, 05/15/2037(b)(g)	350,000	227,500
Secondary Sub. Lien CAB RB, 0.00%, 05/15/2037(b)(h)	360,000	54,000
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	1,485,000	1,789,039
Total Municipal Obligations (Cost $2,510,907)		2,811,088

Non-U.S. Dollar Denominated Bonds & Notes–0.05%(i)

Casinos & Gaming–0.02%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR 100,000	119,272
Snaitech S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(b)	EUR 100,000	120,788
		240,060

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount		Value

Environmental & Facilities Services–0.01%

Paprec Holding S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 04/01/2022(b)	EUR	100,000	$119,144

Health Care Services–0.02%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	250,000	315,687
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $619,412)			674,891

Asset-Backed Securities–0.04%

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Pass Through Ctfs., 3.00%, 12/25/2034 (Cost $552,842)(j)		$606,855	616,789

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (k)	859,558	$172

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (l)	727,470	2,728
Total Common Stocks & Other Equity Interests (Cost $218,117)		2,900

Money Market Funds–2.96%

Government & Agency Portfolio – Institutional Class, 0.71% (m)	25,329,264	25,329,264
Treasury Portfolio – Institutional Class, 0.67% (m)	16,886,176	16,886,176
Total Money Market Funds (Cost $42,215,440)		42,215,440
TOTAL INVESTMENTS–99.05% (Cost $1,356,341,647)		1,413,813,627
OTHER ASSETS LESS LIABILITIES–0.95%		13,488,804
NET ASSETS–100.00%		$1,427,302,431

Investment Abbreviations:

CAB	—	Capital Appreciation Bonds

Conv.	—	Convertible

Ctfs.	—	Certificates

Deb.	—	Debentures

EUR	—	Euro

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment in Kind

RB	—	Revenue Bonds

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $383,061,558, which represented 26.84% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes,	7.63%	8.38%

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Zero coupon bond issued at a discount.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Corporate Bond Fund

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco Corporate Bond Fund

H.	Swap Agreements – (continued)

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Invesco Corporate Bond Fund

H.	Swap Agreements – (continued)

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,268,179,094	$—	$1,268,179,094
U.S. Treasury Securities	—	74,675,735	—	74,675,735
Preferred Stocks	20,011,560	4,626,130	—	24,637,690
Municipal Obligations	—	2,811,088	—	2,811,088
Non-U.S. Dollar Denominated Bonds & Notes	—	674,891	—	674,891
Asset-Backed Securities	—	616,789	—	616,789
Common Stocks & Other Equity Interests	—	172	2,728	2,900
Money Market Funds	42,215,440	—	—	42,215,440
	62,227,000	1,351,583,899	2,728	1,413,813,627
Forward Foreign Currency Contracts*	—	(3,512)	—	(3,512)
Futures Contracts*	191,850	—	—	191,850
Swap Agreements*	—	(14,901)	—	(14,901)
Total Investments	$62,418,850	$1,351,565,486	$2,728	$1,413,987,064
*	Unrealized appreciation (depreciation).

Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/31/17	Goldman Sachs International	EUR	642,082	USD	721,092	$724,949	$(3,857)
08/31/17	Goldman Sachs International	GBP	60,075	USD	77,979	77,634	345
Total Open Forward Foreign Currency Contracts—Currency Risk							$(3,512)

Currency Abbreviations:

EUR	—	Euro

GBP	—	British Pound Sterling

USD	—	U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Treasury Notes	Long	289	September-2017	$ 62,563,985	$ 58,085
U.S. Treasury 5 Year Treasury Notes	Long	289	September-2017	34,192,312	35,039
U.S. Treasury 10 Year Treasury Notes	Long	186	September-2017	23,491,219	43,245
U.S. Treasury 30 Year Treasury Notes	Long	131	September-2017	20,149,438	233,448
U.S. Treasury Ultra Bonds	Short	70	September-2017	(11,558,750)	(159,050)
U.S. Treasury 10 Year Ultra Bonds	Short	21	September-2017	(2,850,422)	(18,917)
Total Futures Contracts – Interest Rate Risk					$ 191,850

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Citigroup Inc.	Buy	(1.00)%	06/20/2017	0.13%	$10,750,000	$9,744	$(14,901)
(a)	Implied credit spreads represent the current level, as of May 31, 2017, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Corporate Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$ —	$369,817	$369,817
Unrealized appreciation on forward foreign currency contracts outstanding	—	345	—	345
Total Derivative Assets	—	345	369,817	370,162
Derivatives not subject to master netting agreements	—	—	(369,817)	(369,817)
Total Derivative Assets subject to master netting agreements	$—	$345	$ —	$ 345

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$ —	$ —	$(177,967)	$(177,967)
Unrealized depreciation on swap agreements—OTC	(14,901)	—	—	(14,901)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(3,857)	—	(3,857)
Total Derivative Liabilities	(14,901)	(3,857)	(177,967)	(196,725)
Derivatives not subject to master netting agreements	—	—	177,967	177,967
Total Derivative Liabilities subject to master netting agreements	$(14,901)	$(3,857)	$ —	$ (18,758)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ —	$(41,681)	$ —	$(41,681)
Futures contracts	—	—	(93,091)	(93,091)
Swap agreements	(72,110)	—	—	(72,110)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(1,529)	—	(1,529)
Futures contracts	—	—	221,249	221,249
Swap agreements	67,210	—	—	67,210
Total	$ (4,900)	$(43,210)	$128,158	$ 80,048

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$987,864	$140,219,414	$10,750,000

Invesco Corporate Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $384,674,082 and $299,381,001, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $320,669,016 and $334,440,302, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$60,364,216
Aggregate unrealized (depreciation) of investment securities	(4,676,900)
Net unrealized appreciation of investment securities	$55,687,316
Cost of investments for tax purposes is $1,358,126,311.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	GRE-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.85%

Australia–5.32%

Dexus	1,324,714	$10,228,552
Goodman Group	2,865,440	18,100,340
GPT Group (The)	2,716,345	10,577,735
Mirvac Group	5,305,977	9,002,174
Scentre Group	6,825,695	21,608,915
Westfield Corp.	3,237,737	20,403,934
		89,921,650

Brazil–0.34%

BR Malls Participacoes S.A.	952,276	3,525,096
Iguatemi Empresa de Shopping Centers S.A.	78,100	767,413
Multiplan Empreendimentos Imobiliarios S.A.	71,000	1,406,266
		5,698,775

Canada–2.31%

Allied Properties REIT	266,792	7,554,350
Canadian Apartment Properties REIT	269,170	6,671,216
Chartwell Retirement Residences	327,381	3,897,018
First Capital Realty, Inc.	269,945	4,022,647
H&R REIT	516,000	8,755,021
RioCan REIT	216,400	4,052,944
Smart REIT	177,000	4,033,061
		38,986,257

China–4.70%

Agile Group Holdings Ltd.	1,464,000	1,390,260
CapitaLand Retail China Trust	1,000,600	1,124,554
China Evergrande Group	3,910,000	7,014,668
China Jinmao Holdings Group Ltd.	8,944,000	2,926,814
China Overseas Land & Investment Ltd.	3,927,700	11,794,441
China Resources Land Ltd.	3,089,377	9,078,824
China Vanke Co., Ltd. -Class H	1,472,700	3,912,081
CIFI Holdings (Group) Co. Ltd.	7,856,000	3,074,854
Country Garden Holdings Co. Ltd.	7,513,000	8,879,657
Global Logistic Properties Ltd.	3,267,800	6,849,248
Guangzhou R&F Properties Co. Ltd. -Class H	1,523,200	2,462,922
KWG Property Holding Ltd.	1,190,000	942,227
Longfor Properties Co. Ltd.	2,259,000	4,597,721
Shenzhen Investment Ltd.	6,974,200	3,329,358
Shimao Property Holdings Ltd.	1,859,000	3,172,884
Sino-Ocean Group Holding Ltd.	3,432,500	1,731,116
Sunac China Holdings Ltd.	979,000	1,590,522
Yanlord Land Group Ltd.	2,622,800	3,563,793
Yuexiu Property Co. Ltd.	11,676,000	2,037,775
		79,473,719

France–3.33%

ICADE	103,368	8,333,821

	Shares	Value

France–(continued)

Klepierre	409,284	$17,094,218
Unibail-Rodamco S.E.	119,902	30,931,997
		56,360,036

Germany–3.41%

Deutsche Euroshop AG	87,737	3,655,566
Grand City Properties S.A.	744,855	15,433,538
LEG Immobilien AG	168,822	15,915,108
Vonovia SE	574,658	22,577,834
		57,582,046

Hong Kong–7.38%

Cheung Kong Property Holdings Ltd.	2,518,500	18,906,930
Hang Lung Properties Ltd.	5,390,000	13,937,568
Hongkong Land Holdings Ltd.	1,279,700	9,674,532
Link REIT	2,383,000	18,807,122
New World Development Co. Ltd.	10,863,000	13,522,118
Sun Hung Kai Properties Ltd.	1,784,100	26,398,041
Swire Properties Ltd.	3,448,600	11,506,397
Wharf (Holdings) Ltd. (The)	1,417,000	12,056,092
		124,808,800

India–0.16%

Ascendas India Trust	3,410,900	2,724,085

Indonesia–0.41%

PT Ciputra Development Tbk	43,943,974	3,636,941
PT Pakuwon Jati Tbk	55,814,800	2,555,603
PT Summarecon Agung Tbk	7,288,100	722,109
		6,914,653

Ireland–0.40%

Green REIT PLC	4,212,135	6,823,114

Japan–9.80%

Activia Properties, Inc.	908	4,189,319
Advance Residence Investment Corp.	2,034	5,395,596
AEON REIT Investment Corp.	3,491	3,839,139
Daiwa House REIT Investment Corp.	3,169	8,160,343
GLP J-REIT (a)	651	998,027
GLP J-REIT	3,954	4,195,097
Hulic Reit, Inc.	3,771	6,237,616
Japan Excellent, Inc.	2,235	2,649,591
Japan Hotel REIT Investment Corp.	4,091	2,966,072
Japan Logistics Fund Inc.	1,750	3,763,713
Japan Real Estate Investment Corp.	2,407	12,648,404
Japan Retail Fund Investment Corp.	5,035	9,787,689
Kenedix Office Investment Corp.	997	5,550,893
Mitsubishi Estate Co., Ltd.	1,879,000	35,092,876
Mitsui Fudosan Co., Ltd.	1,519,200	35,951,634
Nippon Prologis REIT Inc.	2,150	4,672,520
Nomura Real Estate Master Fund, Inc.	4,370	6,573,446
Tokyo Tatemono Co., Ltd.	555,700	7,626,419

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Japan–(continued)

United Urban Investment Corp.	3,695	$5,437,994
		165,736,388

Malaysia–0.37%

IOI Properties Group Bhd.	3,507,000	1,736,605
KLCCP Stapled Group	1,124,500	2,049,018
Mah Sing Group Bhd.	6,699,800	2,441,270
Pavilion REIT	72,800	29,248
		6,256,141

Malta–0.01%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a) (b)	9,888,325	172,175

Mexico–0.48%

Fibra Uno Administracion S.A. de C.V.	3,191,300	5,692,912
Macquarie Mexico Real Estate Management S.A. de C.V.	2,418,500	2,504,799
		8,197,711

Netherlands–0.47%

Wereldhave N.V.	163,290	7,868,308

Philippines–0.88%

Ayala Land, Inc.	7,678,200	6,072,343
Robinsons Land Corp.	6,186,900	3,079,821
SM Prime Holdings Inc.	8,450,900	5,716,543
		14,868,707

Singapore–1.95%

CapitaLand Commercial Trust	5,114,600	6,136,337
CapitaLand Ltd.	1,544,800	3,974,767
CapitaLand Mall Trust	3,931,500	5,654,586
City Developments Ltd.	1,341,300	10,324,404
Mapletree Industrial Trust	5,252,200	6,927,772
		33,017,866

South Africa–1.13%

Growthpoint Properties Ltd.	3,554,664	6,797,158
Hyprop Investments Ltd.	479,804	4,341,626
Resilient REIT Ltd.	323,236	2,962,819
SA Corporate Real Estate Ltd.	11,826,431	5,002,358
		19,103,961

Spain–0.88%

Inmobiliaria Colonial S.A.	912,634	7,420,451
Merlin Properties Socimi, S.A.	590,266	7,486,120
		14,906,571

Sweden–1.27%

Castellum AB	741,016	11,051,582
Wihlborgs Fastigheter AB	507,254	10,375,524
		21,427,106

Switzerland–0.92%

Swiss Prime Site AG	169,476	15,606,524

	Shares	Value

Thailand–0.46%

Central Pattana PCL	2,792,800	$5,556,974
Central Pattana PCL -NVDR	199,600	386,896
Supalai PCL -NVDR	2,309,500	1,763,521
		7,707,391

United Arab Emirates–0.26%

Emaar Malls PJSC	4,095,179	2,787,391
Emaar Properties PJSC	787,673	1,524,757
		4,312,148

United Kingdom–4.29%

Big Yellow Group PLC	654,723	6,651,870
Derwent London PLC	224,529	8,002,193
Great Portland Estates PLC	937,282	7,671,074
Hansteen Holdings PLC	3,425,172	5,688,787
Kennedy Wilson Europe Real Estate PLC	250,329	3,328,705
Land Securities Group PLC	1,088,012	15,000,367
SEGRO PLC	1,815,392	11,765,837
Tritax Big Box REIT PLC	1,269,965	2,413,616
UNITE Group PLC (The)	1,477,142	11,990,774
		72,513,223

United States–47.92%

Acadia Realty Trust	237,305	6,442,831
American Campus Communities, Inc.	151,691	7,199,255
American Homes 4 Rent -Class A	763,764	17,161,777
Apple Hospitality REIT, Inc.	701,390	13,130,021
AvalonBay Communities, Inc.	206,329	39,458,358
Boston Properties, Inc.	332,069	40,286,611
Brandywine Realty Trust	710,747	12,388,320
Brixmor Property Group, Inc.	418,111	7,542,722
Brookdale Senior Living Inc. (b)	333,416	4,581,136
Cousins Properties, Inc.	1,774,444	15,189,241
CyrusOne Inc.	117,657	6,619,383
DiamondRock Hospitality Co.	68,007	754,198
Digital Realty Trust, Inc.	124,903	14,762,286
EastGroup Properties, Inc.	77,454	6,307,854
Equity Lifestyle Properties, Inc.	56,567	4,774,255
Equity Residential	669,781	43,596,045
Essex Property Trust, Inc.	109,369	28,099,083
Extra Space Storage Inc.	162,511	12,589,727
Federal Realty Investment Trust	191,355	23,486,913
GGP Inc.	813,359	18,121,638
HCP, Inc.	591,191	18,527,926
Healthcare Realty Trust, Inc.	440,698	14,657,615
Host Hotels & Resorts Inc.	1,364,367	24,544,962
Hudson Pacific Properties Inc.	601,992	19,721,258
InfraREIT, Inc.	141,163	2,723,034
Invitation Homes Inc.	258,185	5,556,141
Liberty Property Trust	522,241	21,458,883
Macerich Co. (The)	338,696	19,444,537
Mid-America Apartment Communities, Inc.	128,087	13,057,189
National Health Investors, Inc.	111,697	8,435,357
National Retail Properties, Inc.	342,546	13,143,490
Paramount Group, Inc.	516,811	7,969,226
Pebblebrook Hotel Trust	361,343	11,172,726

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United States–(continued)

Physicians Realty Trust	221,714	$4,509,663
Prologis, Inc.	684,323	38,007,299
Public Storage	204,086	43,949,920
QTS Realty Trust, Inc. -Class A	212,918	11,118,578
Realty Income Corp.	239,891	13,177,213
Regency Centers Corp.	99,519	6,056,726
Retail Opportunity Investments Corp.	417,941	8,258,514
RLJ Lodging Trust	189,047	3,847,106
Simon Property Group, Inc.	371,665	57,329,326
SL Green Realty Corp.	68,343	6,904,693
Sun Communities, Inc.	198,455	17,094,914
Terreno Realty Corp.	160,819	5,255,565
Ventas, Inc.	203,134	13,506,380
Vornado Realty Trust	340,505	31,394,561
Washington REIT	380,227	12,285,134
Weingarten Realty Investors	174,776	5,259,010
Welltower Inc.	403,618	29,278,450
		810,137,050
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,476,005,709)		1,671,124,405

	Shares	Value

Money Market Funds–0.47%

Government & Agency Portfolio – Institutional Class, 0.71% (c)	4,791,391	$4,791,391
Treasury Portfolio – Institutional Class, 0.67% (c)	3,194,261	3,194,261
Total Money Market Funds (Cost $7,985,652)		7,985,652
TOTAL INVESTMENTS–99.32% (Cost $1,483,991,361)		1,679,110,057
OTHER ASSETS LESS LIABILITIES–0.68%		11,490,288
NET ASSETS–100.00%		$1,690,600,345

Investment Abbreviations:

NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $1,170,202, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2017, there were transfers from Level 1 to Level 2 of $22,288,434 and from

Level 2 to Level 1 of $224,396,242, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1		Level 2		Level 3	Total
Australia	$80,919,476	$	9,002,174	$	—	$89,921,650
Brazil	5,698,775		—		—	5,698,775
Canada	38,986,257		—		—	38,986,257
China	79,473,719		—		—	79,473,719
France	56,360,036		—		—	56,360,036
Germany	57,582,046		—		—	57,582,046
Hong Kong	124,808,800		—		—	124,808,800
India	2,724,085		—		—	2,724,085
Indonesia	3,277,712		3,636,941		—	6,914,653
Ireland	6,823,114		—		—	6,823,114
Japan	160,185,495		5,550,893		—	165,736,388
Malaysia	4,207,123		2,049,018		—	6,256,141
Malta	—		—		172,175	172,175
Mexico	8,197,711		—		—	8,197,711
Netherlands	7,868,308		—		—	7,868,308
Philippines	14,868,707		—		—	14,868,707
Singapore	33,017,866		—		—	33,017,866
South Africa	19,103,961		—		—	19,103,961
Spain	14,906,571		—		—	14,906,571
Sweden	10,375,524		11,051,582		—	21,427,106
Switzerland	15,606,524		—		—	15,606,524
Thailand	7,707,391		—		—	7,707,391
United Arab Emirates	4,312,148		—		—	4,312,148
United Kingdom	64,842,149		7,671,074		—	72,513,223
United States	810,137,050		—		—	810,137,050
Money Market Funds	7,985,652		—		—	7,985,652
Total Investments	$1,639,976,200	$	38,961,682	$	172,175	$1,679,110,057

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $186,297,185 and $256,837,499, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$175,775,022
Aggregate unrealized (depreciation) of investment securities	(37,814,320)
Net unrealized appreciation of investment securities	$137,960,702
Cost of investments for tax purposes is $1,541,149,355.

Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	GMKT-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–46.75%

Federal Farm Credit Bank (FFCB)–6.79%
Unsec. Bonds (a)	1.02%	06/05/2017	$4,000	$3,999,956
Unsec. Bonds (a)	1.02%	07/14/2017	10,000	10,000,234
Unsec. Bonds (a)	1.04%	11/13/2017	12,000	11,994,799
Unsec. Bonds (a)	1.04%	11/22/2017	12,000	11,993,091
Unsec. Bonds (a)	1.03%	12/08/2017	2,500	2,499,350
Unsec. Bonds (a)	1.06%	12/27/2017	12,000	11,991,028
Unsec. Bonds (a)	1.04%	01/02/2018	3,600	3,600,670
Unsec. Bonds (a)	1.03%	01/17/2018	8,000	7,997,208
Unsec. Bonds (a)	1.03%	03/02/2018	8,560	8,575,524
Unsec. Bonds (a)	1.04%	03/22/2018	5,000	4,998,791
Unsec. Bonds (a)	1.02%	05/17/2018	4,000	4,000,000
				81,650,651

Federal Home Loan Bank (FHLB)–28.72%

Unsec. Bonds	1.00%	06/09/2017	6,650	6,650,279
Unsec. Bonds (a)	1.06%	06/22/2017	10,000	10,000,000
Unsec. Bonds (a)	1.02%	08/08/2017	11,000	11,000,000
Unsec. Bonds (a)	0.99%	08/18/2017	10,000	9,998,924
Unsec. Bonds (a)	0.82%	09/01/2017	2,200	2,200,856
Unsec. Bonds (a)	0.78%	10/20/2017	4,600	4,599,976
Unsec. Bonds (a)	1.05%	12/12/2017	7,000	7,002,626
Unsec. Bonds (a)	1.10%	01/26/2018	3,000	3,004,738
Unsec. Bonds (a)	1.04%	02/26/2018	3,000	3,004,758
Unsec. Bonds (a)	0.93%	03/19/2018	5,000	5,000,000
Unsec. Bonds (a)	0.90%	04/12/2018	5,000	5,000,000
Unsec. Bonds (a)	0.90%	04/13/2018	14,000	13,999,829
Unsec. Bonds (a)	0.90%	04/13/2018	3,000	2,999,967
Unsec. Bonds (a)	0.89%	04/20/2018	7,000	6,999,518
Unsec. Bonds (a)	0.89%	08/01/2018	10,000	10,000,000
Unsec. Bonds (a)	0.87%	08/15/2018	18,000	17,991,898
Unsec. Disc. Notes (b)	0.62%	06/02/2017	10,000	9,999,827
Unsec. Disc. Notes (b)	0.66%	06/16/2017	15,000	14,995,875
Unsec. Disc. Notes (b)	0.65%	06/23/2017	16,000	15,993,644
Unsec. Disc. Notes (b)	0.64%	07/05/2017	20,000	19,987,911
Unsec. Disc. Notes (b)	0.61%	07/14/2017	45,000	44,967,212
Unsec. Disc. Notes (b)	0.64%	08/09/2017	5,000	4,993,867
Unsec. Disc. Notes (b)	0.67%	08/18/2017	5,000	4,992,742
Unsec. Disc. Notes (b)	0.69%	08/18/2017	5,500	5,491,777
Unsec. Disc. Notes (b)	0.70%	08/23/2017	22,500	22,463,947
Unsec. Global Bonds	1.00%	06/21/2017	1,060	1,060,170
Unsec. Global Bonds (a)	1.00%	08/15/2017	10,000	10,000,000
Unsec. Global Bonds (a)	1.03%	09/05/2017	9,255	9,255,014
Unsec. Global Bonds (a)	1.04%	09/06/2017	8,000	8,000,024
Unsec. Global Bonds (a)	1.06%	12/05/2017	10,000	9,999,737
Unsec. Global Bonds (a)	1.06%	12/07/2017	5,000	4,999,768
Unsec. Global Bonds (a)	0.81%	01/23/2018	7,000	7,000,455
Unsec. Global Bonds (a)	1.04%	02/23/2018	5,000	5,000,000
Unsec. Global Bonds (a)	1.04%	02/26/2018	7,000	7,000,000
Unsec. Global Bonds (a)	0.97%	03/26/2018	5,000	5,000,000
Unsec. Global Bonds (a)	0.83%	05/14/2018	15,000	14,994,232
				345,649,571

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–1.16%

Unsec. Global Notes (a)	1.14%	07/21/2017	$14,000	$13,999,803

Federal National Mortgage Association (FNMA)–3.18%

Unsec. Global Notes (a)	1.00%	09/08/2017	11,250	11,247,222
Unsec. Global Notes	5.38%	06/12/2017	12,972	12,989,723
Unsec. Notes (a)	1.00%	08/16/2017	10,000	9,999,580
Unsec. Notes (a)	1.10%	03/21/2018	4,000	4,008,948
				38,245,473

Federal Home Loan Bank (FHLB)–5.24%

Unsec. Bonds (a)	0.86%	10/10/2018	10,000	10,000,000
Unsec. Bonds (a)	0.86%	10/10/2018	10,000	10,000,000
Unsec. Bonds (a)	0.85%	10/12/2018	10,000	10,000,038
Unsec. Bonds (a)	0.87%	10/19/2018	5,000	5,000,000
Unsec. Bonds (a)	0.86%	11/05/2018	18,000	18,000,000
Unsec. Bonds (a)	0.86%	11/09/2018	5,000	5,000,000
Unsec. Global Bonds (a)	0.87%	11/19/2018	5,000	5,000,000
				63,000,038

Overseas Private Investment Corp. (OPIC)–1.66%

Unsec. Gtd. VRD COP Notes(c)	0.96%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	1.04%	02/15/2028	10,000	10,000,000
				20,000,000
Total U.S. Government Sponsored Agency Securities (Cost $562,545,536)				562,545,536

U.S. Treasury Securities–12.76%

U.S. Treasury Bills–12.01%(b)

U.S. Treasury Bills	0.83%	08/03/2017	40,000	39,941,865
U.S. Treasury Bills	0.91%	08/17/2017	40,000	39,922,572
U.S. Treasury Bills	0.96%	10/26/2017	25,000	24,902,919
U.S. Treasury Bills	0.98%	11/02/2017	40,000	39,833,166
				144,600,522

U.S. Treasury Floating Rate Notes –0.75%

U.S. Treasury Floating Rate Notes(a)	1.03%	04/30/2019	9,000	9,003,442
Total U.S. Treasury Securities (Cost $153,603,964)				153,603,964
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.51% (Cost $716,149,500)				716,149,500
			Repurchase Amount

Repurchase Agreements–39.65%(d)
ABN AMRO Bank N.V., joint agreement dated 05/31/2017, aggregate maturing value of $450,010,375 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $459,000,016; 1.13% - 6.50%; 08/31/2020 - 03/20/2047)	0.83%	06/01/2017	26,202,851	26,202,247
BNP Paribas SA, joint agreement dated 05/31/2017, aggregate maturing value of $4,495,000,000 (collateralized by U.S. Treasury obligations valued at $4,590,803,238; 0.13%-1.25%, 04/15/2018-07/15/2025)	0.86%	06/01/2017	60,000,000	60,000,000
ING Financial Markets, LLC, term agreement dated 04/12/2017 maturing value of $5,007,289 (collateralized by a domestic agency mortgage-backed security valued at $5,100,395; 3.50%; 04/01/2042)	0.82%	06/15/2017	5,007,289	5,000,000
ING Financial Markets, LLC, term agreement dated 04/21/2017 maturing value of $20,025,056 (collateralized by domestic agency mortgage-backed securities valued at $20,401,053; 3.50%; 04/01/2042 - 01/01/2043)	0.82%	06/15/2017	20,025,056	20,000,000
ING Financial Markets, LLC, term agreement dated 05/31/2017 maturing value of $20,000,000 (collateralized by a domestic agency mortgage-backed security valued at $20,401,349; 3.50%; 01/01/2043)	0.96%	07/10/2017	20,000,000	20,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint term agreement dated 05/25/2017, aggregate maturing value of $950,153,319 (collateralized by U.S. Treasury obligations valued at $969,850,105; 1.13%, 08/31/2021)(e)	0.83%	06/01/2017	$50,008,069	$50,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,016,306 (collateralized by U.S. Treasury obligations valued at $1,029,543,585; 0.00%-4.50%, 04/30/2018-08/15/2045)(e)	0.85%	06/07/2017	50,005,519	50,005,519
RBC Capital Markets LLC, joint term agreement dated 04/05/2017, aggregate maturing value of $345,589,375 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $351,900,113; 0.00% - 8.50%; 05/24/2018 - 05/01/2047)(e)	0.82%	06/19/2017	30,051,250	30,000,000
RBC Capital Markets LLC, joint term agreement dated 05/16/2017, aggregate maturing value of $600,276,500 (collateralized by domestic agency mortgage-backed securities valued at $612,000,001; 1.11% - 8.50%; 08/01/2018 - 02/20/2067)(e)	0.79%	06/06/2017	25,011,521	25,000,000
RBC Capital Markets LLC, joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,004; 0.00% - 7.68%; 02/01/2018 - 02/01/2047)(e)	0.91%	07/31/2017	85,000,000	85,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,025; 0.00% - 8.50%; 07/31/2017 - 05/20/2047)(f)	0.83%	—	—	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2017, aggregate maturing value of $2,000,046,667 (collateralized by domestic agency mortgage-backed securities valued at $2,040,003,053; 3.00% - 3.50%; 10/20/2042 - 03/20/2046)	0.84%	06/01/2017	45,001,050	45,000,000
Wells Fargo Securities, LLC, term agreement dated 05/04/2017, maturing value of $6,004,373 (collateralized by a domestic agency mortgage-backed security valued at $6,120,001; 4.00%; 05/01/2047)(e)	0.82%	06/05/2017	6,004,373	6,000,000
Total Repurchase Agreements (Cost $477,207,766)				477,207,766
TOTAL INVESTMENTS(g)–99.16% (Cost $1,193,357,266)				1,193,357,266
OTHER ASSETS LESS LIABILITIES–0.84%				10,066,965
NET ASSETS–100.00%				$1,203,424,231

Investment Abbreviations:

COP	—Certificates of Participation

Disc.	—Discounted

Gtd.	—Guaranteed

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Government Money Market Fund

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Government Money Market Fund

Invesco High Yield Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	HYI-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–92.19%

Aerospace & Defense–1.80%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$2,948,000	$2,955,370
7.50%, 03/15/2025(b)	2,541,000	2,639,464
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	4,888,000	5,169,060
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	3,124,000	3,276,295
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	1,266,000	1,319,805
6.50%, 05/15/2025	10,210,000	10,631,162
		25,991,156

Agricultural & Farm Machinery–0.52%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,249,000	7,511,776

Air Freight & Logistics–0.15%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	1,995,000	2,117,194

Airlines–0.29%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	3,690,000	4,225,788

Alternative Carriers–0.55%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	4,852,000	5,070,340
5.38%, 05/01/2025	2,782,000	2,935,010
		8,005,350

Aluminum–0.87%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	6,364,000	6,866,021
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	5,462,000	5,776,065
		12,642,086

Apparel Retail–1.71%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	3,302,000	3,581,349
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	7,523,000	7,692,268

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$9,100,000	$9,702,875
6.75%, 07/01/2036	740,000	714,100
6.88%, 11/01/2035	3,039,000	2,970,623
		24,661,215

Auto Parts & Equipment–0.37%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	2,085,000	2,181,431
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	835,000	866,313
5.50%, 12/15/2024	2,155,000	2,249,281
		5,297,025

Automotive Retail–0.35%

Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	4,817,000	5,051,829

Broadcasting–3.08%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	5,296,000	5,501,220
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,722,000	6,780,818
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	5,968,000	4,714,720
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	6,733,000	7,355,803
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,118,000	4,154,033
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	5,767,000	5,954,428
5.38%, 07/15/2026(b)	5,157,000	5,305,264
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	4,508,000	4,772,843
		44,539,129

Building Products–1.24%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,966,217
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	3,531,000	4,126,856
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	5,362,000	5,536,265
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	4,111,000	4,218,914
		17,848,252

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Cable & Satellite–8.30%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	$4,010,000	$4,090,200
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	17,802,000	19,114,898
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,537,000	5,024,728
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	8,000,000	9,330,000
10.88%, 10/15/2025(b)	4,245,000	5,168,288
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	12,768,000	13,645,800
7.88%, 09/01/2019	8,304,000	9,227,820
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	1,982,000	2,048,893
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	7,163,000	8,165,820
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	1,838,000	1,764,480
7.25%, 10/15/2020	4,463,000	4,083,645
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	6,777,000	7,107,379
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,131,000	4,476,971
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	4,925,000	5,128,156
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	1,200,000	1,246,500
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	3,018,000	3,187,763
REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,816,785
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	1,700,000	1,738,250
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	1,800,000	1,851,750
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,499,588
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	3,300,000	3,374,250
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. FIrst Lien Notes, 5.50%, 01/15/2027(b)	2,750,000	2,798,113
		119,890,077

	Principal Amount	Value

Casinos & Gaming–3.11%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	$2,437,000	$2,659,376
6.88%, 05/15/2023	6,028,000	6,532,845
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	4,314,000	4,314,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,309,750
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	6,115,000	6,130,288
6.00%, 03/15/2023	2,105,000	2,315,500
7.75%, 03/15/2022	2,495,000	2,919,150
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	6,775,000	7,037,531
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	3,018,000	3,293,393
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	2,883,000	2,962,283
5.50%, 03/01/2025(b)	3,270,000	3,466,199
		44,940,315

Commercial Printing–0.52%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	7,127,000	7,465,533

Commodity Chemicals–0.27%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	3,677,000	3,879,235

Construction & Engineering–0.24%

AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	3,524,000	3,532,810

Construction Machinery & Heavy Trucks–0.97%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	4,196,000	4,416,290
6.75%, 06/15/2021	3,309,000	3,441,360
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	1,816,000	1,906,800
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,117,000	4,235,364
		13,999,814

Consumer Finance–1.22%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/2024	13,472,000	14,044,560
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	3,153,000	3,606,244
		17,650,804

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Copper–0.88%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	$6,715,000	$7,067,538
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	6,331,000	5,595,021
		12,662,559

Data Processing & Outsourced Services–1.02%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	3,273,000	3,403,920
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	10,418,000	11,264,463
		14,668,383

Diversified Banks–1.89%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (c)	1,546,000	1,603,975
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	3,445,000	3,699,069
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	5,432,000	5,941,250
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,761,627
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	3,505,000	3,653,963
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	8,254,000	8,682,201
		27,342,085

Diversified Chemicals–0.97%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 5.38%, 05/15/2027	1,430,000	1,486,331
6.63%, 05/15/2023	9,896,000	10,650,570
7.00%, 05/15/2025	1,735,000	1,923,681
		14,060,582

Diversified Metals & Mining–0.82%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	6,643,000	7,174,440
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	4,451,000	4,640,168
		11,814,608

	Principal Amount	Value

Diversified Support Services–0.14%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	$1,903,000	$2,026,695

Electric Utilities–0.10%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	1,361,000	1,439,258

Electrical Components & Equipment–1.00%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,359,000	7,625,764
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	2,715,000	2,776,088
5.00%, 10/01/2025(b)	3,945,000	4,112,662
		14,514,514

Environmental & Facilities Services–0.22%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	3,097,000	3,197,653

Food Distributors–0.48%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	6,627,000	6,983,201

Food Retail–0.92%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,680,000	5,928,500
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	7,184,000	7,318,700
		13,247,200

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(Acquired 04/01/2014; Cost $0)(b)(d)(e)	515,000	52

Gas Utilities–1.52%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	3,760,000	3,882,200
5.88%, 08/20/2026	5,365,000	5,499,125
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	4,504,000	4,391,400
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	8,185,000	8,225,925
		21,998,650

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

General Merchandise Stores–0.30%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	$4,054,000	$4,307,375

Health Care Equipment–0.37%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	4,368,000	4,493,580
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	886,000	912,580
		5,406,160

Health Care Facilities–4.99%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	2,000	2,083
6.50%, 03/01/2024	3,903,000	4,166,453
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	2,385,000	2,432,700
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	5,490,000	5,709,600
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	2,887,552	2,584,359
8.00%, 11/15/2019	4,004,000	4,049,045
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,090,156
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	5,434,000	6,045,325
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	7,033,000	7,692,344
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	1,255,000	1,372,656
7.50%, 02/15/2022	5,063,000	5,847,765
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	3,380,000	3,561,675
5.88%, 02/15/2026	2,780,000	3,026,725
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	4,160,000	4,347,200
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	3,584,000	3,646,720
5.88%, 12/01/2023	1,049,000	1,085,715
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	824,000	899,190
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	6,635,000	6,635,000
8.00%, 08/01/2020	3,129,000	3,199,403
8.13%, 04/01/2022	3,543,000	3,760,008
		72,154,122

Health Care Services–2.41%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	3,176,000	3,239,520
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	7,459,000	7,449,676
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(f)	5,023,000	5,198,805

	Principal Amount	Value

Health Care Services–(continued)

MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	$6,447,000	$6,559,823
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	7,887,000	8,478,525
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	3,975,000	3,880,593
		34,806,942

Home Improvement Retail–0.48%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,896,055

Homebuilding–2.54%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	6,422,000	6,582,550
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	7,863,000	8,216,835
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	867,000	1,033,898
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	955,000	989,619
5.38%, 10/01/2022	5,385,000	5,795,606
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	1,974,000	2,252,828
8.00%, 03/15/2020	881,000	993,328
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	2,967,000	3,159,855
7.15%, 04/15/2020	2,583,000	2,873,588
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,791,433
		36,689,540

Household Products–1.45%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,183,000	4,303,261
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	1,750,000	1,817,813
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	4,936,000	5,318,540
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	5,158,000	5,519,060
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	3,822,000	3,960,547
		20,919,221

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–2.38%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	$130,000	$134,875
5.50%, 04/15/2025	15,224,000	15,871,020
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	3,156,000	3,100,770
5.50%, 02/01/2024	2,118,000	2,043,870
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,400,000	2,376,000
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,695,000	2,701,738
6.63%, 01/15/2027	6,958,000	6,853,630
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	1,281,051	1,293,861
		34,375,764

Industrial Machinery–0.05%

Mueller Industries, Inc., Unsec. Sub. Deb. Bonds, 6.00%, 03/01/2027	749,000	767,725

Integrated Telecommunication Services–3.32%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	3,370,000	3,639,600
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	4,292,000	4,710,470
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	3,388,000	3,561,635
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	4,102,000	4,358,375
8.88%, 09/15/2020	2,226,000	2,367,908
10.50%, 09/15/2022	3,913,000	3,854,305
11.00%, 09/15/2025	6,004,000	5,628,750
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	7,987,000	8,835,619
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	4,811,000	5,225,949
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	1,785,000	1,927,800
7.20%, 07/18/2036	3,407,000	3,935,084
		48,045,495

Leisure Facilities–0.44%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	2,300,000	2,420,750
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	3,864,000	3,907,470
		6,328,220

	Principal Amount	Value

Managed Health Care–0.80%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	$2,387,000	$2,464,578
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	2,628,000	2,660,850
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	6,120,000	6,471,900
		11,597,328

Metal & Glass Containers–0.61%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	1,332,000	1,358,640
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	1,244,000	1,293,760
7.25%, 05/15/2024(b)	2,565,000	2,808,675
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	1,282,000	1,368,535
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	1,885,000	1,972,181
		8,801,791

Movies & Entertainment–0.79%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	7,045,000	7,326,800
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	3,833,000	4,029,441
		11,356,241

Oil & Gas Drilling–0.73%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	4,656,000	3,852,840
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	3,608,000	3,355,440
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	712,000	738,700
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,990,000	2,556,450
		10,503,430

Oil & Gas Equipment & Services–0.95%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	3,736,000	3,773,360
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	4,685,000	4,673,288
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	4,015,000	3,743,988
8.25%, 06/15/2023	1,390,000	1,494,249
		13,684,885

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–6.70%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	$5,305,000	$5,477,413
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	3,868,000	2,910,670
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	5,531,000	5,752,240
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	5,392,000	5,068,480
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	3,015,000	2,185,875
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,570,000	2,679,225
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	1,188,000	1,199,880
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	3,518,000	3,456,435
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	4,567,000	4,841,020
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	5,649,000	5,726,674
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	6,416,000	6,784,920
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	1,738,000	1,703,240
Sr. Unsec. Notes, 6.88%, 03/01/2021	4,340,000	4,600,400
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	7,402,000	7,078,163
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	4,690,000	5,035,888
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	5,482,000	5,564,230
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	4,240,000	4,208,200
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	5,557,000	5,195,795
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	6,633,000	6,616,418
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	5,346,000	5,212,350
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	5,752,000	5,586,628
		96,884,144

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.12%

Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	$1,595,000	$1,686,713

Oil & Gas Storage & Transportation–3.00%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	2,477,000	2,548,214
Cheniere Corpus Christi Holdings, LLC, Sr. Sec. Gtd. First Lien Notes, 5.13%, 06/30/2027(b)	3,709,000	3,773,908
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	8,768,000	9,403,680
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	1,981,000	2,099,860
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	2,819,000	2,692,145
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	4,240,000	4,229,400
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	3,827,000	3,965,729
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	3,766,000	3,911,933
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	3,789,000	4,148,955
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	1,133,000	1,205,229
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	3,595,000	3,711,392
Sr. Unsec. Notes, 7.88%, 09/01/2021	1,366,000	1,605,048
		43,295,493

Other Diversified Financial Services–0.23%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	3,177,000	3,387,837

Packaged Foods & Meats–1.10%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,959,000	3,077,360
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	5,290,000	4,972,600
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	3,223,000	3,319,690
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	4,241,000	4,548,473
		15,918,123

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Paper Packaging–0.19%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	$2,630,000	$2,777,938

Paper Products–1.12%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	4,187,000	4,166,065
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 7.75%, 12/01/2022	1,655,000	1,787,400
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	2,298,000	2,401,410
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,779,000	2,845,001
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	5,041,000	4,952,783
		16,152,659

Pharmaceuticals–1.18%

Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	2,051,644
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	3,692,000	2,995,135
5.63%, 12/01/2021(b)	4,861,000	4,192,613
5.88%, 05/15/2023(b)	2,027,000	1,662,140
6.13%, 04/15/2025(b)	3,145,000	2,523,863
6.75%, 08/15/2018(b)	393,000	397,913
7.00%, 10/01/2020(b)	3,391,000	3,246,881
		17,070,189

Restaurants–0.59%

Aramark Services, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2026	270,000	281,475
Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	1,537,000	1,619,614
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	2,886,000	2,918,779
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	3,463,000	3,709,739
		8,529,607

Security & Alarm Services–0.79%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	10,463,000	11,456,985

Semiconductors–0.30%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	4,137,000	4,354,193

	Principal Amount	Value

Specialized Consumer Services–0.79%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	$2,137,000	$2,219,809
Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	9,162,022
		11,381,831

Specialized Finance–1.51%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	8,197,000	8,873,253
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,531,188
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,465,134
		21,869,575

Specialized REIT’s–3.17%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	1,324,000	1,358,755
5.38%, 03/15/2027(b)	2,824,000	2,915,780
Equinix, Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	1,450,000	1,569,625
5.88%, 01/15/2026	9,835,000	10,720,150
GLP Capital L.P./GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	4,049,000	4,403,288
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	6,045,000	6,332,138
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	9,703,000	10,491,369
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	7,853,000	7,980,610
		45,771,715

Specialty Chemicals–1.85%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	910,000	950,950
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	2,650,000	2,749,375
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,124,213
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	4,876,000	5,668,350
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	4,896,000	5,159,160
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	3,446,000	3,760,448
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	3,197,000	3,380,827
		26,793,323

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Steel–0.89%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	$3,979,000	$4,476,375
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	4,838,000	4,946,855
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	3,000	3,060
Sr. Unsec. Notes, 6.88%, 04/01/2021	3,391,000	3,492,730
		12,919,020

Systems Software–0.13%

Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	1,788,000	1,863,375

Technology Distributors–0.26%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	3,674,000	3,793,405

Technology Hardware, Storage & Peripherals–2.13%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	10,236,000	10,926,930
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	9,441,000	10,562,119
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	2,557,000	2,883,018
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	5,445,000	6,418,293
		30,790,360

Tobacco–0.21%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	2,872,000	3,008,420

Trading Companies & Distributors–2.27%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045 (b)	3,288,000	3,477,060
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	1,313,000	1,495,179
Sr. Unsec. Notes, 5.00%, 04/01/2023	7,463,000	8,013,396
5.50%, 02/15/2022	1,274,000	1,388,660
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	4,390,000	4,598,525
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,664,000	2,857,140
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	714,000	755,948
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	1,533,000	1,582,823
5.88%, 09/15/2026	3,449,000	3,668,874
6.13%, 06/15/2023	4,615,000	4,891,899
		32,729,504

	Principal Amount	Value

Trucking–1.61%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	$5,638,000	$5,229,245
Hertz Corp. (The), Sec. Gtd. Second Lien Notes 7.63%, 06/01/2022(b)	2,419,000	2,419,000
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	1,814,000	1,723,300
6.75%, 04/15/2019	4,100,000	4,100,000
7.38%, 01/15/2021	2,168,000	2,048,760
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	7,446,000	7,725,225
		23,245,530

Wireless Telecommunication Services–3.92%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	3,310,000	3,657,550
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	3,244,000	3,467,025
Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	1,203,000	1,311,270
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	5,344,000	5,704,720
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	3,387,000	3,560,584
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	6,581,000	7,485,888
7.63%, 02/15/2025	1,335,000	1,538,588
7.88%, 09/15/2023	18,247,000	21,143,711
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	4,905,000	5,137,988
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	1,150,000	1,167,249
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	2,400,000	2,484,000
		56,658,573
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,313,970,733)		1,332,183,634

	Shares

Exchange-Traded Funds–1.73%

PowerShares Senior Loan Portfolio (g) (Cost $24,893,852)	1,070,000	24,941,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.57%(h)

Casinos & Gaming–0.12%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	1,050,000	$1,252,353
Snaitech S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(b)	EUR	400,000	483,153
			1,735,506

Environmental & Facilities Services–0.05%

Paprec Holding S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 04/01/2022(b)	EUR	600,000	714,865

Health Care Services–0.19%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	2,215,000	2,796,991

Paper Packaging–0.21%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 5.30% (c)(i)	EUR	4,100,000	2,993,727
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,899,003)			8,241,089

U.S. Treasury Bills–0.29%(j)(k)
0.82%, 08/10/2017	$	1,850,000	1,846,744
0.87%, 08/10/2017		1,780,000	1,776,868
0.89%, 08/10/2017		625,000	623,900
Total U.S. Treasury Bills (Cost $4,247,950)			4,247,512

Variable Rate Senior Loan Interests–0.12%(l)

Specialty Chemicals–0.12%

Kraton Polymers LLC, Term Loan, 5.04%, 01/06/2022 (Cost $1,649,388)		1,656,917	1,680,976

		Shares

Preferred Stock–0.06%

Specialized Finance–0.06%

CIT Group Inc., Series A, 5.80%, Pfd. (Cost $935,000)(c)		935,000	935,000

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust, Series ACC-1(m)		4,846,549	969
Adelphia Recovery Trust, Series Arahova (m)		2,211,702	1,106
			2,075

	Shares	Value

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (n)	4,130,550	$15,490

Integrated Telecommunication Services–0.00%

Ventelo, Inc. (United Kingdom) (Acquired 06/28/2002; Cost $0) (b)(n)	73,021	0

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/2009; Cost $6,855,236)(b)(n)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $9,361,768)		17,565

Money Market Funds–3.94%

Government & Agency Portfolio – Institutional Class, 0.71% (o)	34,128,154	34,128,154
Treasury Portfolio – Institutional Class, 0.67% (o)	22,752,102	22,752,102
Total Money Market Funds (Cost $56,880,256)		56,880,256
TOTAL INVESTMENTS–98.90% (Cost $1,417,837,950)		1,429,127,732
OTHER ASSETS LESS LIABILITIES–1.10%		15,870,607
NET ASSETS–100.00%		$1,444,998,339

Investment Abbreviations:

Deb.	—Debentures
EUR	—Euro
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $574,136,719, which represented 39.73% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2017 represented less than 1% of the Fund’s Net Assets.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes,	7.63%	8.38%
(g)	PowerShares Senior Loan Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of May 31, 2017 represented 1.73% of the Fund’s Net Assets. See Note 4.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts and swap agreements. See Notes 1F, 1H and Note 3.

(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(n)	Non-income producing security.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco High Yield Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco High Yield Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission

Invesco High Yield Fund

H.	Swap Agreements – (continued)

merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and

Invesco High Yield Fund

H.	Swap Agreements – (continued)

Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco High Yield Fund

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,332,183,582	$52	$1,332,183,634
Exchange-Traded Funds	24,941,700	—	—	24,941,700
Non-U.S. Dollar Denominated Bonds & Notes	—	5,247,362	2,993,727	8,241,089
U.S. Treasury Bills	—	4,247,512	—	4,247,512
Variable Rate Senior Loan Interests	—	1,680,976	—	1,680,976
Preferred Stock	—	935,000	—	935,000
Common Stocks & Other Equity Interests	—	2,075	15,490	17,565
Money Market Funds	56,880,256	—	—	56,880,256
	81,821,956	1,344,296,507	3,009,269	1,429,127,732
Forward Foreign Currency Contracts*	—	(13,921)	—	(13,921)
Swap Agreements*	—	46,274	—	46,274
Total Investments	$81,821,956	$1,344,328,860	$3,009,269	$1,429,160,085
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/31/2017	Citigroup Global Markets Inc.	EUR	4,544,382	USD	5,103,582	$5,130,884	$(27,302)
08/31/2017	Citigroup Global Markets Inc.	GBP	2,327,044	USD	3,020,575	3,007,194	13,381
Total Open Forward Foreign Currency Contracts—Currency Risk							$(13,921)

Currency Abbreviations:

EUR	— Euro	GBP	— British Pound Sterling	USD	— U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/ CME	Markit CDX North America High Yield Index, Series 28, Version 1	Sell	5.00%	06/20/2022	3.30%	$70,500,000	$5,250,686	$46,274

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of May 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco High Yield Fund

Options Written Transactions
	Put Options
	Notional Value	Premiums Received
Beginning of period	—	—
Written	45,000,000	262,845
Closed	(45,000,000)	(262,845)
End of period	—	—

NOTE 4 – Investment in Affiliates

The Fund’s Adviser and the adviser for PowerShares Senior Loan Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Senior Loan Portfolio for the three months ended May 31, 2017.

	Value 02/28/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/2017	Dividend Income
PowerShares Senior Loan Portfolio	$25,005,900	$—	$—	$(64,200)	$—	$24,941,700	$206,467

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $254,989,725 and $268,066,601, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$52,189,891
Aggregate unrealized (depreciation) of investment securities	(45,645,646)
Net unrealized appreciation of investment securities	$6,544,245
Cost of investments for tax purposes is $1,422,583,487.

Invesco High Yield Fund

Invesco Real Estate Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	REA-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.26%

Apartments–12.72%

American Campus Communities, Inc.	253,559	$12,033,910
AvalonBay Communities, Inc.	342,241	65,450,169
Equity Residential	1,107,393	72,080,211
Essex Property Trust, Inc.	180,751	46,438,547
Mid-America Apartment Communities, Inc.	212,461	21,658,274
		217,661,111

Data Centres–6.79%

CyrusOne Inc.	412,277	23,194,704
Digital Realty Trust, Inc.	160,166	18,930,019
Equinix, Inc.	138,259	60,973,602
QTS Realty Trust, Inc. -Class A	252,110	13,165,184
		116,263,509

Diversified–4.23%

BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)	3,547,941	61,776
Vornado Realty Trust	564,797	52,074,283
Washington REIT	624,541	20,178,920
		72,314,979

Freestanding–2.52%

National Retail Properties, Inc.	556,907	21,368,522
Realty Income Corp.	397,328	21,825,227
		43,193,749

Health Care–9.15%

Brookdale Senior Living Inc. (c)	605,467	8,319,117
HCP, Inc.	979,181	30,687,535
Healthcare Realty Trust, Inc.	741,818	24,672,867
National Health Investors, Inc.	188,115	14,206,445
Physicians Realty Trust	365,591	7,436,121
Ventas, Inc.	290,142	19,291,542
Welltower Inc.	716,328	51,962,433
		156,576,060

Industrial/Office: Industrial–6.96%

Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $20,133)(b)(d)	6,533	226,000
EastGroup Properties, Inc.	127,035	10,345,730
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748) (b)(d)	4,185,000	968,808
Liberty Property Trust	872,976	35,870,584
Prologis, Inc.	1,136,407	63,116,045
Terreno Realty Corp.	264,853	8,655,396
		119,182,563

	Shares	Value

Industrial/Office: Office–9.94%

Boston Properties, Inc.	546,712	$66,327,100
Brandywine Realty Trust	1,178,066	20,533,690
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429) (b)(d)	4,646,429	1,198,430
Cousins Properties, Inc.	2,916,078	24,961,628
Hudson Pacific Properties Inc.	997,805	32,688,092
Paramount Group, Inc.	845,481	13,037,317
SL Green Realty Corp.	112,796	11,395,780
		170,142,037

Infrastructure–12.77%

American Tower Corp. -Class A	829,294	108,795,080
Crown Castle International Corp.	658,064	66,892,205
InfraREIT, Inc.	227,185	4,382,399
SBA Communications Corp. -Class A (c)	278,509	38,484,374
		218,554,058

Lodging-Resorts–5.18%

Apple Hospitality REIT, Inc.	1,160,079	21,716,679
DiamondRock Hospitality Co.	115,298	1,278,655
Host Hotels & Resorts Inc.	2,261,444	40,683,378
Pebblebrook Hotel Trust	604,409	18,688,326
RLJ Lodging Trust	308,521	6,278,402
		88,645,440

Manufactured Homes–2.12%

Equity Lifestyle Properties, Inc.	93,461	7,888,108
Sun Communities, Inc.	328,729	28,316,716
		36,204,824

Regional Malls–9.10%

GGP Inc.	1,311,718	29,225,077
Macerich Co. (The)	569,059	32,669,677
Simon Property Group, Inc.	608,319	93,833,206
		155,727,960

Self Storage Facilities–5.47%

Extra Space Storage Inc.	268,725	20,818,126
Public Storage	338,026	72,793,899
		93,612,025

Shopping Centers–5.43%

Acadia Realty Trust	388,212	10,539,956
Brixmor Property Group, Inc.	700,900	12,644,236
Federal Realty Investment Trust	305,728	37,525,055
Regency Centers Corp.	164,439	10,007,758
Retail Opportunity Investments Corp.	700,427	13,840,437
Weingarten Realty Investors	278,170	8,370,135
		92,927,577

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Single Family Homes–2.20%

American Homes 4 Rent -Class A	1,265,942	$28,445,717
Invitation Homes Inc.	425,055	9,147,183
		37,592,900

Specialty Properties–0.85%

Lamar Advertising Co. -Class A	208,492	14,596,525

Timber REIT’S–3.83%

Weyerhaeuser Co.	1,990,416	65,604,111
Total Common Stocks & Other Equity Interests (Cost $1,349,496,986)		1,698,799,428

	Shares	Value

Money Market Funds–0.46%

Government & Agency Portfolio – Institutional Class, 0.71% (e)	4,664,412	$4,664,412
Treasury Portfolio – Institutional Class, 0.67% (e)	3,109,608	3,109,608
Total Money Market Funds (Cost $7,774,020)		7,774,020
TOTAL INVESTMENTS–99.72% (Cost $1,357,271,006)		1,706,573,448
OTHER ASSETS LESS LIABILITIES–0.28%		4,843,384
NET ASSETS–100.00%		$1,711,416,832

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $2,455,014, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Real Estate Fund

	Level 1		Level 2		Level 3	Total
Common Stocks & Other Equity Interests	$1,696,344,414	$	—	$	2,455,014	$1,698,799,428
Money Market Funds	7,774,020		—		—	7,774,020
Total Investments	$1,704,118,434	$	—	$	2,455,014	$1,706,573,448

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $181,691,088 and $281,275,307, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$377,996,502
Aggregate unrealized (depreciation) of investment securities	(37,541,542)
Net unrealized appreciation of investment securities	$340,454,960
Cost of investments for tax purposes is $1,366,118,488.

Invesco Real Estate Fund

Invesco Short Duration Inflation

Protected Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	SDIP-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.45%

U.S. Treasury Inflation - Indexed Notes–99.45%(a)

U.S. Treasury Inflation - Indexed Notes	1.38%	07/15/2018	$33,290	$34,068,261
U.S. Treasury Inflation - Indexed Notes	2.13%	01/15/2019	32,863	34,213,747
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2019	102,362	103,064,512
U.S. Treasury Inflation - Indexed Notes	1.88%	07/15/2019	34,032	35,806,383
U.S. Treasury Inflation - Indexed Notes	1.38%	01/15/2020	41,968	43,883,304
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2020	103,050	103,973,470
U.S. Treasury Inflation - Indexed Notes	1.25%	07/15/2020	71,514	75,173,903
U.S. Treasury Inflation - Indexed Notes	1.13%	01/15/2021	80,662	84,562,488
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2021	91,340	92,069,950
U.S. Treasury Inflation - Indexed Notes	0.63%	07/15/2021	76,622	79,303,881
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2022	87,412	88,139,646
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2022	31,567	31,745,236
TOTAL INVESTMENTS–99.45% (Cost $811,351,648)				806,004,781
OTHER ASSETS LESS LIABILITIES–0.55%				4,485,842
NET ASSETS–100.00%				$810,490,623

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1C.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Short Duration Inflation Protected Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2017 was $124,518,484 and $108,104,758 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(5,578,505)
Net unrealized appreciation (depreciation) of investment securities	$(5,578,505)
Cost of investments for tax purposes is $811,583,286.

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	STB-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2017

(Unaudited)

	Principal Amount	Value

Bonds & Notes–66.34%

Aerospace & Defense–1.28%

Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	$4,286,000	$4,302,493
Rockwell Collins, Inc., Sr. Unsec. Notes, 1.95%, 07/15/2019	3,499,000	3,508,764
2.80%, 03/15/2022	6,772,000	6,878,733
United Technologies Corp., Sr. Unsec. Global Notes, 2.30%, 05/04/2022	5,000,000	5,021,205
		19,711,195

Agricultural Products–0.00%

Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/2019	11,000	12,325

Airlines–2.40%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	98,380	101,405
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,118,930	1,194,458
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,006,721	2,026,788
Continental Airlines Pass Through Trust, Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	2,831,246	3,146,222
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	478,403	494,071
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	2,979,847	3,178,007
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	15,951,000	16,170,326
3.63%, 03/15/2022	4,138,000	4,264,726
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	6,400,000	6,460,355
		37,036,358

Apparel Retail–0.44%

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/2019	604,000	675,725
5.63%, 02/15/2022	5,808,000	6,192,780
		6,868,505

	Principal Amount	Value

Asset Management & Custody Banks–0.18%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	$2,784,000	$2,803,949

Automobile Manufacturers–5.90%

BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,511,065
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.65%, 03/02/2018(b)	2,026,000	2,026,682
2.00%, 08/03/2018(b)	9,104,000	9,120,260
1.50%, 07/05/2019(b)	7,275,000	7,195,521
2.20%, 05/05/2020(b)	3,543,000	3,548,966
2.00%, 07/06/2021(b)	5,193,000	5,118,255
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.68%, 09/08/2017	5,000,000	4,997,783
2.55%, 10/05/2018	3,000,000	3,018,326
2.02%, 05/03/2019	6,035,000	6,010,021
2.60%, 11/04/2019	1,438,000	1,446,846
2.68%, 01/09/2020	4,590,000	4,626,830
Sr. Unsec. Notes, 5.00%, 05/15/2018	337,000	346,832
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	13,384,000	13,622,945
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 05/09/2019	4,999,000	5,012,582
3.20%, 07/06/2021	2,613,000	2,638,104
Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,008,035
3.15%, 01/15/2020	2,263,000	2,298,205
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	5,644,000	5,841,540
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 1.55%, 10/18/2019	5,632,000	5,591,283
		90,980,081

Automotive Retail–0.22%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,364,958
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	987,541
		3,352,499

Biotechnology–1.55%

AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/2018	13,158,000	13,178,382

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Biotechnology–(continued)

Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	$3,224,000	$3,298,758
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 1.90%, 09/23/2019	7,539,000	7,517,024
		23,994,164

Brewers–1.49%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	16,281,000	18,200,953
3.75%, 01/15/2022	4,544,000	4,822,784
		23,023,737

Building Products–0.09%

Johnson Controls International PLC, Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,350,175

Cable & Satellite–1.36%

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec. Gtd. First Lien Global Notes, 3.58%, 07/23/2020	19,795,000	20,580,228
CSC Holdings LLC, Sr. Unsec. Deb., 7.63%, 07/15/2018	411,000	436,174
		21,016,402

Communications Equipment–0.32%

Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	5,013,857

Consumer Finance–0.17%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 09/10/2018	470,000	485,275
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 1.80%, 07/31/2018	2,093,000	2,096,560
		2,581,835

Data Processing & Outsourced Services–0.21%

Visa Inc., Sr. Unsec. Global Notes, 2.20%, 12/14/2020	3,172,000	3,202,952

Diversified Banks–4.91%

Bank of America Corp., Sr. Unsec. Medium-Term Notes, 5.63%, 07/01/2020	590,000	647,216
Bank of America, N.A., Series BKNT, Sr. Unsec. Notes, 1.65%, 03/26/2018	2,090,000	2,093,281
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,287,580

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Sr. Unsec. Floating Rate Notes, 1.89%, 11/24/2017(c)	$2,151,000	$2,156,428
Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,558,939
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	4,637,000	4,839,869
Credit Bank of Moscow Via CBOM Finance PLC (Russia), Sr. Unsec. Notes, 5.88%, 11/07/2021(b)	8,000,000	8,350,000
Crédit Agricole S.A. (France), Sr. Unsec. Notes, 3.00%, 10/01/2017(b)	3,398,000	3,410,360
DNB Boligkreditt AS (Norway), Sr. Sec. Mortgage, 1.45%, 03/21/2018(b)	3,022,000	3,019,419
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	5,000,000	5,053,532
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (d)	3,735,000	3,856,387
JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 1.56%, 03/01/2018(c)	2,121,000	2,126,730
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (d)	4,000,000	4,170,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	1,390,000	1,416,063
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes, 1.60%, 09/25/2017(b)(c)	4,336,000	4,338,866
Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	4,995,290
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	3,140,000	3,218,500
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,741,382
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 2.10%, 08/19/2019(b)	1,373,000	1,365,213
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,310,148
Wells Fargo & Co., Sr. Unsec. Global Notes, 2.13%, 04/22/2019	3,541,000	3,561,959
Series K, Jr. Unsec. Sub. Global Notes, 7.98% (d)	4,000,000	4,170,000
		75,687,162

Diversified Capital Markets–0.59%

Credit Suisse Group AG (Switzerland), Sr. Unsec. Notes, 3.57%, 01/09/2023(b)	6,700,000	6,841,675

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Capital Markets–(continued)

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	$2,135,000	$2,322,022
		9,163,697

Diversified Chemicals–0.43%

E. I. du Pont de Nemours and Co., Sr. Unsec. Notes, 2.20%, 05/01/2020	6,667,000	6,704,432

Diversified Metals & Mining–0.73%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	5,480,000	5,493,700
MMC Norilsk Nickel OJSC via MMC Finance D.A.C. (Russia), Sr. Unsec. Notes, 4.10%, 04/11/2023(b)	5,731,000	5,720,254
		11,213,954

Drug Retail–0.15%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 2.70%, 11/18/2019	2,221,000	2,256,238

Electric Utilities–2.01%

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 2.88%, 05/25/2022(b)	1,461,000	1,458,758
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	4,688,000	4,795,962
Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,368,678
Georgia Power Co., Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	6,020,488
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,837,484
Great Plains Energy Inc., Sr. Unsec. Global Notes, 2.50%, 03/09/2020	3,706,000	3,745,519
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,716,872
		30,943,761

Financial Exchanges & Data–0.14%

Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,187,467

Food Retail–0.39%

Kroger Co. (The), Sr. Unsec. Medium-Term Global Notes, 1.50%, 09/30/2019	6,160,000	6,087,062

Gas Utilities–0.35%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,341,591

General Merchandise Stores–0.14%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,244,376

	Principal Amount	Value

Health Care Distributors–0.11%

McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	$1,670,000	$1,666,092

Health Care Equipment–3.21%

Abbott Laboratories, Sr. Unsec. Global Notes, 2.35%, 11/22/2019	10,726,000	10,799,452
2.90%, 11/30/2021	7,143,000	7,254,927
Becton, Dickinson and Co., Sr. Unsec. Notes, 1.80%, 12/15/2017	1,932,000	1,932,241
2.13%, 06/06/2019	10,227,000	10,246,871
2.40%, 06/05/2020	5,358,000	5,374,077
2.89%, 06/06/2022	3,221,000	3,229,315
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,718,700
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	4,313,000	4,329,057
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,632,000
		49,516,640

Health Care Facilities–0.12%

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	430,000	473,000
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,323,975
		1,796,975

Health Care Services–0.33%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	2,815,000	2,828,163
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,258,047
		5,086,210

Hotels, Resorts & Cruise Lines–0.15%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.50%, 03/01/2018	2,385,000	2,397,258

Household Products–0.92%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	13,749,000	14,144,284

Housewares & Specialties–0.13%

Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	1,926,000	1,950,856

Hypermarkets & Super Centers–1.76%

Costco Wholesale Corp., Sr. Unsec. Global Notes, 2.15%, 05/18/2021	20,047,000	20,161,969
Sr. Unsec. Global Bonds, 2.30%, 05/18/2022	6,915,000	6,951,048
		27,113,017

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Industrial Conglomerates–0.46%

Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	$7,080,000	$7,071,798

Industrial Machinery–0.32%

Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	4,902,000	4,945,851

Integrated Oil & Gas–2.02%

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.13%, 01/17/2022	8,926,000	9,327,670
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	8,612,000	9,175,845
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.38%, 05/10/2019	12,756,000	12,678,788
		31,182,303

Integrated Telecommunication Services–1.37%

AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/2020	7,024,000	7,057,097
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,407,008
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	210,000	231,998
Verizon Communications Inc., Sr. Unsec. Global Notes, 1.75%, 08/15/2021	4,348,000	4,234,409
Sr. Unsec. Notes, 2.95%, 03/15/2022(b)	8,053,000	8,173,996
		21,104,508

Internet & Direct Marketing Retail–0.47%

Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	7,072,000	7,218,705

Internet Software & Services–1.18%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 1.63%, 11/28/2017	14,176,000	14,177,829
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,943,623
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	2,026,000	2,072,334
		18,193,786

Investment Banking & Brokerage–2.40%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	5,045,396

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes, 2.31%, 04/23/2020(c)	$2,092,000	$2,128,691
Sr. Unsec. Global Notes, 2.30%, 12/13/2019	10,000,000	10,037,090
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	4,952,000	5,143,890
Morgan Stanley, Sr. Unsec. Global Notes, 1.88%, 01/05/2018	10,967,000	10,985,150
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/2017	2,521,000	2,581,373
5.63%, 09/23/2019	348,000	374,756
Sr. Unsec. Medium-Term Notes, 5.50%, 07/24/2020	638,000	698,706
		36,995,052

Life & Health Insurance–2.09%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	8,042,540
MetLife, Inc., Sr. Unsec. Global Notes, 1.76%, 12/15/2017	3,081,000	3,082,348
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	379,623
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	5,992,675
Principal Life Global Funding II, Sec. Notes, 2.15%, 01/10/2020(b)	4,620,000	4,633,640
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,025,812
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,094,953
		32,251,591

Life Sciences Tools & Services–0.33%

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,025,695

Managed Health Care–0.33%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,049,552
UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	2,000,000	2,000,624
Sr. Unsec. Global Notes, 1.45%, 07/17/2017	2,000,000	2,000,112
		5,050,288

Multi-Line Insurance–0.46%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	7,047,000	7,107,474

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Multi-Utilities–0.32%

Dominion Energy, Inc., Jr. Unsec. Sub. Notes, 2.58%, 07/01/2020	$4,931,000	$4,974,548

Oil & Gas Equipment & Services–0.58%

Schlumberger Holdings Corp., Sr. Unsec. Notes, 1.90%, 12/21/2017(b)	5,000,000	5,005,310
2.35%, 12/21/2018(b)	3,951,000	3,975,788
		8,981,098

Oil & Gas Exploration & Production–2.09%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 8.70%, 03/15/2019	1,237,000	1,382,782
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	7,753,000	8,043,737
Noble Energy Inc., Sr. Unsec. Notes, 8.25%, 03/01/2019	14,452,000	16,022,932
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.88%, 05/01/2018	6,495,000	6,816,678
		32,266,129

Oil & Gas Refining & Marketing–0.40%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,184,574

Oil & Gas Storage & Transportation–4.88%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 5.20%, 09/01/2020	602,000	660,265
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,138,694
Series B, Jr. Unsec. Sub. Gtd. Notes, 7.03%, 01/15/2068	1,300,000	1,345,500
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,105,710
Sr. Unsec. Gtd. Notes, 5.95%, 02/15/2018	16,600,000	17,051,952
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	5,881,000	6,268,778
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	19,696,000	20,348,430
ONEOK, Inc., Sr. Unsec. Global Notes, 4.25%, 02/01/2022	6,400,000	6,608,979
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,712,543
Western Gas Partners, LP, Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,361,128
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,931,946
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	11,354,000	11,744,294
		75,278,219

	Principal Amount	Value

Other Diversified Financial Services–0.65%

Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(b)	$1,422,394	$1,475,734
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	2,775,000	2,786,355
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,008,604
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	3,811,000	3,835,402
		10,106,095

Packaged Foods & Meats–0.60%

Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,275,871
Smithfield Foods, Inc., Sr. Unsec. Gtd. Notes, 2.70%, 01/31/2020(b)	8,000,000	8,059,228
		9,335,099

Pharmaceuticals–2.58%

Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	7,893,000	7,887,739
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	2,330,000	2,348,638
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 2.50%, 06/07/2019	7,000,000	7,043,750
3.15%, 06/15/2021	3,288,000	3,344,312
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 1.40%, 07/20/2018	9,500,000	9,454,580
1.70%, 07/19/2019	6,780,000	6,723,838
2.20%, 07/21/2021	3,082,000	3,023,584
		39,826,441

Property & Casualty Insurance–0.57%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,800,426

Regional Banks–1.74%

BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,258,856
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes, 2.30%, 10/15/2018	10,000,000	10,069,120
CIT Group Inc., Sr. Unsec. Notes, 5.50%, 02/15/2019(b)	550,000	580,250
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50% (d)	3,900,000	4,056,000
Fifth Third Bank, Series BKNT, Sr. Unsec. Notes, 1.63%, 09/27/2019	6,000,000	5,944,275

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Regional Banks–(continued)

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	$750,000	$886,043
KeyBank N.A., Series BKNT, Sr. Unsec. Bonds, 2.50%, 11/22/2021	4,023,000	4,043,904
		26,838,448

Restaurants–0.67%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	10,020,000	10,358,175

Retail REIT’s–0.23%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,502,187

Semiconductors–1.53%

Analog Devices, Inc., Sr. Unsec. Global Notes, 2.50%, 12/05/2021	4,825,000	4,866,389
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.13%, 06/15/2020(b)	5,000,000	5,275,000
4.13%, 06/01/2021(b)	5,000,000	5,300,000
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	8,204,000	8,207,093
		23,648,482

Sovereign Debt–0.94%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	10,044,000	10,601,442
5.63%, 01/26/2022	3,671,000	3,833,723
		14,435,165

Specialized Finance–0.62%

Air Lease Corp., Sr. Unsec. Global Notes, 2.13%, 01/15/2020	3,875,000	3,868,616
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,343,633
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	811,000	864,222
Sr. Unsec. Notes, 8.88%, 09/01/2017	506,000	514,539
		9,591,010

Specialized REIT’s–0.33%

American Tower Corp., Sr. Unsec. Global Notes, 2.80%, 06/01/2020	762,000	773,609
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,451,243

	Principal Amount	Value

Specialized REIT’s–(continued)

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	$900,000	$969,200
4.88%, 08/15/2020(b)	245,000	261,220
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	571,143
		5,026,415

Specialty Chemicals–0.56%

Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 2.25%, 05/15/2020	3,186,000	3,200,482
2.75%, 06/01/2022	5,456,000	5,496,964
		8,697,446

Steel–0.68%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 4.75%, 05/15/2022(b)	1,611,000	1,630,530
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	8,507,000	8,804,745
		10,435,275

Systems Software–0.16%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/2017	2,500,000	2,500,565

Technology Distributors–0.37%

Tech Data Corp., Sr. Unsec. Notes, 3.70%, 02/15/2022	5,580,000	5,688,687

Technology Hardware, Storage & Peripherals–0.79%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	5,155,000	5,136,873
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 3.48%, 06/01/2019(b)	6,878,000	7,044,241
		12,181,114

Trucking–0.16%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,438,490

Wireless Telecommunication Services–1.28%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/30/2020	1,841,000	1,986,073
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	927,000	1,020,859
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	16,503,000	16,786,817
		19,793,749
Total Bonds & Notes (Cost $1,014,837,040)		1,023,483,994

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Asset-Backed Securities–12.18%

Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Pass Through Ctfs., 2.81%, 01/25/2047(b)	$5,150,461	$5,185,567
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class X, Floating Rate Pass Through Ctfs., 2.36%, 01/17/2028(b)(c)	3,281,250	3,292,255
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Variable Rate Pass Through Ctfs., 3.70%, 05/25/2034(c)	87,167	87,885
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.89%, 05/15/2032(b)(c)	4,080,000	4,086,710
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.92%, 08/25/2033(c)	162,191	161,229
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.90%, 04/12/2038(b)(c)	1,491,673	1,511,165
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.55%, 11/30/2026(b)(c)	7,083,333	7,100,540
Carlyle Global Market Strategies CLO Ltd, Series 2014-1A, Class AR, Floating Rate Pass Through Ctfs., 2.46%, 04/17/2025(b)(c)	10,000,000	10,033,047
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 2.39%, 12/15/2027(b)(c)	1,355,010	1,358,782
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.59%, 11/07/2026(b)(c)	7,715,000	7,741,788
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.21%, 08/25/2034(c)	408,684	398,603
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Pass Through Ctfs., 2.61%, 05/27/2047(b)	6,238,289	6,285,890
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.04%, 06/08/2030(b)(c)	4,125,000	4,140,027
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 1.29%, 06/25/2034(c)	1,402,147	1,396,977
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 2.54%, 02/15/2027(b)(c)	5,000,000	5,010,278

	Principal Amount	Value
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	$2,687,186	$2,745,172
GS Mortgage Securities Trust, Series 2013-GC14, Class A1, Pass Through Ctfs., 1.22%, 08/10/2046	156,562	156,446
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.70%, 11/15/2029(b)(c)	5,002,000	5,024,203
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1BR, Pass Through Ctfs., 2.97%, 01/25/2027 (Acquired 04/27/2017; Cost $9,153,000) (b)	9,153,000	9,153,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, Pass Through Ctfs., 4.84%, 07/15/2041(b)	389,031	388,510
Series 2013-C16, Class A2, Pass Through Ctfs., 3.07%, 12/15/2046	2,929,075	2,980,843
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, Pass Through Ctfs., 2.98%, 11/15/2045	2,451,533	2,490,905
Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	3,316,008	3,385,993
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,631,269	1,672,630
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.65%, 04/23/2022(b)(c)	2,928,000	2,936,207
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	3,070,894	3,076,506
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 3.18%, 11/25/2035(c)	1,466,159	1,472,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,606,406	2,671,109
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,747,213
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	2,225,021	2,229,195
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 2.14%, 08/14/2031(b)(c)	4,217,979	4,215,906

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class AR, Floating Rate Pass Through Ctfs., 2.36%, 09/15/2025(b)(c)	$2,750,000	$2,755,703
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.57%, 11/22/2025(b)(c)	3,206,486	3,218,340
Series 2014-6A, Class A1B, Floating Rate Pass Through Ctfs., 2.61%, 07/17/2026(b)(c)	1,400,000	1,405,807
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.69%, 07/14/2034(b)(c)	4,181,000	4,187,656
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 3.29%, 12/15/2031(b)(c)	3,409,797	3,408,181
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 2.96%, 10/25/2035(b)(c)	3,810,739	3,862,010
Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.26%, 01/26/2036(b)(c)	364,601	366,225
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, Floating Rate Pass Through Ctfs., 2.57%, 07/25/2026(b)(c)	1,039,562	1,042,996
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, Floating Rate Pass Through Ctfs., 2.32%, 10/25/2026(b)(c)	7,800,000	7,803,341
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	2,497,227	2,376,189
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,104,583	2,060,669
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/2043	3,314,911	3,300,990
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	2,108,187	2,101,927
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 3.49%, 11/15/2027(b)(c)	5,000,000	4,953,896
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.54%, 04/18/2022(b)(c)	1,987,000	1,965,212
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.24%, 11/25/2034(c)	611,047	614,576

	Principal Amount	Value
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.53%, 10/25/2020(b)(c)	$2,000,000	$2,001,453
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.62%, 10/25/2020(b)(c)	2,868,000	2,857,095
Towd Point Mortgage Trust, Series 2017-2, Class A1, Pass Through Ctfs., 2.75%, 04/25/2057(b)	8,395,000	8,485,744
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1, Pass Through Ctfs., 0.78%, 03/10/2046	348,212	347,365
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.03%, 05/15/2043(c)	1,684,582	1,681,666
Series 2006-C26, Class A1A, Variable Rate Pass Through Ctfs., 6.01%, 06/15/2045(c)	41,566	41,481
Series 2006-C27, Class AJ, Pass Through Ctfs., 5.83%, 07/15/2045	2,618,706	2,654,765
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 2.69%, 08/25/2033(c)	854,691	873,935
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	4,986,907	4,996,760
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 2.34%, 02/15/2027(b)(c)	3,500,000	3,516,614
Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471	1,504,192
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.13%, 07/25/2034(c)	578,876	582,559
Series 2004-S, Class A1, Variable Rate Pass Through Ctfs., 3.08%, 09/25/2034(c)	138,384	141,526
Series 2004-Z, Class 2A1, Variable Pass Through Ctfs., 3.00%, 12/25/2034(c)	356,756	362,596
WFRBS Commercial Mortgage Trust, IO, Series 2012-C6, Class XA, Variable Rate Pass Through Ctfs., 2.28%, 04/15/2045(b)(c)	2,300,329	178,772
IO, Series 2012-C10, Class XA, Variable Rate Pass Through Ctfs., 1.79%, 12/15/2045(b)(c)	4,127,247	272,929
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(c)	4,500,000	4,948,316
Series 2014-C24, Class A2, Pass Through Ctfs., 2.86%, 11/15/2047	1,948,461	1,991,863
Total Asset-Backed Securities (Cost $187,565,288)		188,000,096

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

U.S. Treasury Securities–11.34%

U.S. Treasury Bills–0.04%

0.84%, 08/10/2017(e)(f)	$55,000	$54,903
0.89%, 08/10/2017(e)(f)	520,000	519,085
		573,988

U.S. Treasury Notes–11.30%

1.25%, 05/31/2019	140,283,100	140,192,618
1.50%, 05/15/2020	3,238,600	3,244,799
1.75%, 05/31/2022	30,881,300	30,877,069
		174,314,486
Total U.S. Treasury Securities (Cost $174,842,832)		174,888,474

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.42%

Collateralized Mortgage Obligations–0.02%

Fannie Mae REMICs, 1.47%, 02/25/2047(c)	118,807	117,507
Freddie Mac REMICs, 7.50%, 09/15/2029	161,097	187,849
1.99%, 12/15/2031(c)	42,641	43,706
1.94%, 01/15/2032(c)	22,425	23,047
		372,109

Federal Home Loan Mortgage Corp. (FHLMC)–0.08%

Pass Through Ctfs., 7.00%, 08/01/2017 to 10/01/2034	550,597	614,330
6.00%, 09/01/2017 to 03/01/2023	181,335	192,835
8.50%, 02/01/2019 to 08/17/2026	207,637	228,279
6.50%, 12/01/2035	43,566	48,394
Pass Through Ctfs., ARM, 2.85%, 07/01/2036(c)	74,738	77,756
3.68%, 02/01/2037(c)	19,840	21,145
3.68%, 01/01/2038(c)	44,711	47,825
		1,230,564

Federal National Mortgage Association (FNMA)–0.24%

Pass Through Ctfs., 7.00%, 06/01/2017 to 08/01/2036	1,819,567	2,008,496
8.00%, 12/01/2017 to 08/01/2032	295,474	306,816
6.50%, 06/01/2019 to 10/01/2035	409,335	448,052
7.50%, 01/01/2021 to 02/01/2031	285,880	323,845
9.00%, 01/01/2030	73,981	83,235
8.50%, 05/01/2030 to 07/01/2030	225,711	261,491
Pass Through Ctfs., ARM, 2.73%, 11/01/2032(c)	39,530	42,083
2.93%, 05/01/2035(c)	137,340	144,932
3.37%, 03/01/2038(c)	36,122	37,988
		3,656,938

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.08%

Pass Through Ctfs., 9.50%, 09/15/2017	$ 21	$21
7.00%, 12/15/2017 to 06/15/2032	77,701	83,963
6.00%, 06/15/2018	18,669	18,762
7.75%, 11/15/2019 to 02/15/2021	31,304	31,401
6.50%, 07/15/2023 to 02/15/2034	956,138	1,059,505
7.50%, 12/20/2025	22,332	26,090
8.50%, 07/20/2027	55,656	62,940
		1,282,682
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,976,847)		6,542,293

	Shares

Preferred Stocks–0.39%

Investment Banking & Brokerage–0.19%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,903,250

Regional Banks–0.14%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,226,000

Reinsurance–0.06%

Reinsurance Group of America, Inc., 6.20% Pfd.	33,000	958,980
Total Preferred Stocks (Cost $5,325,000)		6,088,230

	Principal Amount

Municipal Obligations–0.20%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 2.11%, 07/01/2018 (Cost $3,000,000)	$ 3,000,000	3,022,050

	Shares

Money Market Funds–8.48%

Government & Agency Portfolio – Institutional Class, 0.71% (g)	78,475,467	78,475,467
Treasury Portfolio – Institutional Class, 0.67% (g)	52,316,978	52,316,978
Total Money Market Funds (Cost $130,792,445)		130,792,445
TOTAL INVESTMENTS–99.35% (Cost $1,522,339,452)		1,532,817,582
OTHER ASSETS LESS LIABILITIES–0.65%		10,039,896
NET ASSETS–100.00%		$1,542,857,478

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

CLO	—Collateralized Loan Obligation

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

IO	—Interest Only

Jr.	—Junior

Pfd.	—Preferred

RB	—Revenue Bonds

REIT	—Real Estate Investment Trust

REMICs	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $413,648,373, which represented 26.81% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(d)	Perpetual bond with no specified maturity date.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Short Term Bond Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco Short Term Bond Fund

G.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Short Term Bond Fund

I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$1,023,483,994	$—	$1,023,483,994
Asset-Backed Securities	—	178,847,096	9,153,000	188,000,096
U.S. Treasury Securities	—	174,888,474	—	174,888,474
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	6,542,293	—	6,542,293
Preferred Stocks	6,088,230	—	—	6,088,230
Municipal Obligations	—	3,022,050	—	3,022,050
Money Market Funds	130,792,445	—	—	130,792,445
	136,880,675	1,386,783,907	9,153,000	1,532,817,582
Futures Contracts*	133,351	—	—	133,351
Swap Agreements*	—	(8,317)	—	(8,317)
Total Investments	$137,014,026	$1,386,775,590	$9,153,000	$1,532,942,616
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Short Term Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	1,171	September-2017	$253,503,204	$ 205,620
U.S. Treasury 5 Year Notes	Long	461	September-2017	54,542,063	128,316
U.S. Treasury 10 Year Notes	Short	456	September-2017	(57,591,375)	(200,585)
Total Futures Contracts—Interest Rate Risk					$ 133,351

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments Paid	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	June-2017	0.13%	$6,000,000	$ 5,439	$(8,317)
(a)	Implied credit spreads represent the current level as of May 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

	Value
Derivative Assets	Credit Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$333,936	$333,936
Total Derivative Assets	—	333,936	333,936
Derivatives not subject to master netting agreements	—	(333,936)	(333,936)
Total Derivative Assets subject to master netting agreements	$—	$—	$—

	Value
Derivative Liabilities	Credit Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$(200,585)	$(200,585)
Unrealized depreciation on swap agreements—OTC	(8,317)	—	(8,317)
Total Derivative Liabilities	(8,317)	(200,585)	(208,902)
Derivatives not subject to master netting agreements	—	200,585	200,585
Total Derivative Liabilities subject to master netting agreements	$(8,317)	$—	$(8,317)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Invesco Short Term Bond Fund

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$—	$(437,566)	$(437,566)
Swap agreements	(40,247)	—	(40,247)
Change in Net Unrealized Appreciation:
Futures contracts	—	46,695	46,695
Swap agreements	37,512	—	37,512
Total	$(2,735)	$(390,871)	$(393,606)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$304,506,600	$6,000,000

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $249,750,541 and $207,564,293, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $700,792,117 and $752,184,752, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,113,323
Aggregate unrealized (depreciation) of investment securities	(2,635,193)
Net unrealized appreciation of investment securities	$10,478,130
Cost of investments for tax purposes is the same for tax and financial reporting purposes.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	GOV-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–43.60%

Collateralized Mortgage Obligations–23.49%

Fannie Mae ACES, 1.57%, 09/25/2023(a)	$2,679,683	$2,693,786
Fannie Mae REMICs, 5.00%, 04/25/2018 to 08/25/2019	536,271	543,412
4.00%, 07/25/2018 to 07/25/2040	2,782,672	2,924,905
2.25%, 02/25/2021	130,849	131,318
1.37%, 10/25/2025(a)	1,313,736	1,313,406
2.50%, 03/25/2026	665,057	668,264
7.00%, 09/18/2027	845,683	945,149
1.50%, 01/25/2028	6,420,208	6,315,875
6.50%, 03/25/2032	2,326,803	2,605,702
5.75%, 10/25/2035	660,524	725,239
1.32%, 05/25/2036(a)	2,979,562	2,971,949
4.25%, 02/25/2037	870,629	901,150
1.47%, 03/25/2037(a)	1,733,648	1,733,847
1.52%, 03/25/2037 to 03/25/2040(a)	2,898,514	2,904,621
1.62%, 10/25/2037(a)	5,765,797	5,827,734
1.42%, 06/25/2038 to 09/25/2046(a)	16,287,780	16,330,597
6.58%, 06/25/2039(a)	1,946,585	2,283,668
1.57%, 02/25/2041(a)	3,015,093	3,033,354
1.54%, 11/25/2041(a)	1,504,111	1,511,430
1.30%, 08/25/2044(a)	3,499,167	3,491,004
1.38%, 11/25/2046(a)	6,223,956	6,223,474
1.46%, 02/25/2056(a)	7,958,480	7,973,356
1.40%, 12/25/2056(a)	7,842,700	7,852,888
Freddie Mac REMICs, 4.00%, 12/15/2017	24,135	24,208
4.50%, 07/15/2018 to 11/15/2039	824,474	851,871
3.00%, 10/15/2018 to 04/15/2026	933,252	945,647
5.00%, 01/15/2019 to 04/15/2019	142,160	143,844
1.49%, 12/15/2035 to 03/15/2040(a)	5,443,085	5,466,885
1.29%, 03/15/2036 to 09/15/2044(a)	16,909,955	16,878,331
1.33%, 11/15/2036(a)	2,285,130	2,287,910
1.36%, 03/15/2037(a)	1,776,680	1,780,420
1.39%, 05/15/2037 to 06/15/2037(a)	5,463,025	5,482,008
1.34%, 03/15/2039(a)	843,630	849,187
1.44%, 03/15/2039 to 02/15/2042(a)	13,406,126	13,405,831
1.85%, 11/15/2039(a)	400,573	408,049
Freddie Mac STRIPS, 1.33%, 10/15/2037(a)	4,840,364	4,832,405

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs, 5.72%, 08/20/2034(a)	$1,350,831	$1,514,883
4.00%, 02/20/2038	103,545	103,897
5.89%, 01/20/2039(a)	4,115,795	4,627,020
1.79%, 09/16/2039(a)	1,506,790	1,530,246
4.49%, 07/20/2041(a)	918,421	984,062
2.23%, 09/20/2041(a)	4,185,481	4,333,365
1.26%, 01/20/2042(a)	991,558	989,310
Ginnie Mae REMICs, IO 1.54%, 09/20/2064(a)	10,912,357	1,088,592
		150,434,099

Federal Home Loan Mortgage Corp. (FHLMC)–7.77%

Pass Through Ctfs., 6.00%, 06/01/2017 to 07/01/2038	668,453	713,640
6.50%, 10/01/2017 to 12/01/2035	4,461,154	5,153,361
10.00%, 01/01/2019 to 04/01/2020	33,632	35,010
4.50%, 09/01/2020 to 01/01/2040	3,483,688	3,784,835
7.50%, 11/01/2020 to 05/01/2035	2,122,355	2,460,389
9.50%, 11/01/2020 to 04/01/2025	24,172	25,033
10.50%, 01/01/2021	1,025	1,038
9.00%, 06/01/2021 to 04/01/2025	129,574	139,003
7.00%, 12/01/2021 to 02/01/2035	1,021,058	1,141,663
5.50%, 12/01/2022 to 01/01/2037	867,330	915,218
8.00%, 10/01/2023 to 02/01/2035	435,258	495,152
8.50%, 05/01/2026 to 08/01/2031	195,558	232,166
3.50%, 08/01/2026	2,051,840	2,162,507
3.00%, 05/01/2027 to 02/01/2032	16,443,311	16,997,867
7.05%, 05/20/2027	188,606	207,644
6.03%, 10/20/2030	379,121	431,352
5.00%, 07/01/2035 to 01/01/2040	1,850,617	2,048,656
Pass Through Ctfs., ARM, 3.25%, 09/01/2035(a)	1,217,918	1,291,875
2.86%, 10/01/2036(a)	1,511,310	1,586,426
3.33%, 10/01/2036(a)	526,749	560,077
3.54%, 12/01/2036(a)	368,225	387,062
2.83%, 05/01/2037(a)	667,782	694,878
3.51%, 11/01/2037(a)	2,398,606	2,499,266
3.68%, 01/01/2038(a)	357,689	382,603
3.28%, 07/01/2038(a)	2,469,812	2,628,089
2.88%, 06/01/2043(a)	2,643,504	2,771,901
		49,746,711

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–8.65%

Pass Through Ctfs., 6.50%, 06/01/2017 to 10/01/2038	$3,459,720	$3,879,245
7.00%, 06/01/2017 to 06/01/2036	4,242,529	4,824,087
6.00%, 07/01/2017 to 10/01/2038	3,493,431	3,985,294
5.00%, 10/01/2017 to 03/01/2039	2,021,233	2,185,266
8.00%, 12/01/2017 to 12/01/2036	2,682,852	3,175,710
4.50%, 04/01/2019 to 08/01/2039	2,903,298	3,128,775
10.00%, 12/20/2019 to 12/20/2021	19,663	19,960
5.50%, 03/01/2021 to 05/01/2035	4,697,220	5,368,108
9.50%, 08/01/2022	1,676	1,697
6.75%, 07/01/2024	316,782	352,046
8.50%, 01/01/2025 to 08/01/2037	869,506	1,012,627
9.88%, 04/20/2025	6,469	6,584
6.95%, 07/01/2025 to 10/01/2025	58,040	58,509
7.50%, 07/01/2025 to 08/01/2037	3,411,175	4,023,993
3.50%, 05/01/2027 to 06/01/2027	3,925,639	4,119,167
3.00%, 12/01/2031	3,618,266	3,736,030
Pass Through Ctfs., ARM, 2.95%, 10/01/2034(a)	2,279,449	2,410,390
2.93%, 05/01/2035(a)	1,066,405	1,125,353
3.16%, 01/01/2037(a)	4,294,420	4,586,102
2.73%, 02/01/2042(a)	1,464,361	1,529,985
2.18%, 08/01/2043(a)	2,492,349	2,538,989
2.21%, 06/01/2044(a)	511,161	520,080
2.48%, 07/01/2044(a)	2,750,305	2,793,781
		55,381,778

Government National Mortgage Association (GNMA)–3.69%
Pass Through Ctfs., 8.00%, 06/15/2017 to 04/15/2036	1,141,202	1,315,758
9.50%, 08/15/2017 to 03/15/2023	14,737	15,846
6.50%, 09/15/2017 to 09/15/2034	1,995,798	2,211,657
10.00%, 12/15/2017 to 07/15/2024	26,433	26,629
9.00%, 05/15/2018 to 04/15/2021	10,634	10,713
7.00%, 07/15/2018 to 12/15/2036	927,336	992,023
6.95%, 07/20/2025 to 11/20/2026	270,107	283,829
7.50%, 03/15/2026 to 10/15/2035	1,422,430	1,681,684
6.00%, 12/15/2028 to 08/15/2033	933,049	1,066,862
8.50%, 07/15/2030 to 01/15/2037	119,225	133,181
6.10%, 12/20/2033	2,114,962	2,439,649
3.50%, 08/20/2042 to 10/20/2042	3,082,553	3,175,689
4.00%, 09/20/2045	9,568,603	10,281,799
		23,635,319
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $276,067,787)		279,197,907

U.S. Treasury Securities–40.47%

U.S. Treasury Bills–0.27%

0.89%, 08/10/2017(b)(c)	1,700,000	1,697,008

U.S. Treasury Notes–30.61%

1.00%, 08/15/2018	800,000	798,031
1.38%, 09/30/2018	4,000,000	4,007,968
1.38%, 12/31/2018	3,800,000	3,807,570
1.00%, 03/15/2019	8,500,000	8,460,322
1.63%, 06/30/2019	10,000,000	10,067,770

	Principal Amount	Value

U.S. Treasury Notes–(continued)

0.75%, 07/15/2019	$12,000,000	$11,863,356
1.63%, 07/31/2019	9,700,000	9,766,687
3.38%, 11/15/2019	1,700,000	1,783,108
1.00%, 11/30/2019	4,000,000	3,965,936
3.63%, 02/15/2020	7,800,000	8,261,604
1.38%, 02/29/2020	7,500,000	7,493,850
3.50%, 05/15/2020	3,500,000	3,708,565
1.38%, 08/31/2020	13,500,000	13,443,840
2.00%, 09/30/2020	4,900,000	4,976,180
1.75%, 12/31/2020	7,800,000	7,848,290
1.38%, 01/31/2021	4,000,000	3,970,000
1.25%, 03/31/2021	9,500,000	9,371,968
3.13%, 05/15/2021	6,700,000	7,081,719
1.13%, 06/30/2021	3,200,000	3,133,312
2.13%, 08/15/2021	3,700,000	3,768,942
2.00%, 10/31/2021	2,500,000	2,530,810
2.00%, 11/15/2021	100,000	101,301
2.13%, 12/31/2021	3,000,000	3,052,851
1.88%, 03/31/2022	4,000,000	4,022,500
1.75%, 05/15/2022	1,750,000	1,749,078
2.00%, 07/31/2022	9,000,000	9,088,596
1.75%, 09/30/2022	7,000,000	6,973,204
2.13%, 12/31/2022	12,000,000	12,167,340
1.50%, 02/28/2023	4,500,000	4,405,603
1.63%, 04/30/2023	4,000,000	3,936,796
1.63%, 10/31/2023	1,700,000	1,666,432
2.25%, 01/31/2024	1,000,000	1,016,406
2.38%, 08/15/2024	5,000,000	5,111,620
2.25%, 11/15/2025	700,000	705,127
1.50%, 08/15/2026	12,600,000	11,870,095
		195,976,777

U.S. Treasury Bonds–7.05%

7.88%, 02/15/2021	6,500,000	7,964,274
3.50%, 02/15/2039	2,500,000	2,826,513
4.25%, 05/15/2039	2,900,000	3,635,478
4.63%, 02/15/2040	2,800,000	3,692,226
4.75%, 02/15/2041	2,000,000	2,691,718
3.38%, 05/15/2044	11,900,000	13,083,955
3.00%, 05/15/2045	3,000,000	3,076,641
2.88%, 08/15/2045	4,100,000	4,101,279
2.50%, 05/15/2046	3,000,000	2,773,713
2.25%, 08/15/2046	1,500,000	1,311,270
		45,157,067

U.S. Treasury Inflation - Indexed Notes–2.54%

0.13%, 04/15/2021	16,149,648	16,278,813
Total U.S. Treasury Securities (Cost $259,203,598)		259,109,665

Bonds–12.67%

Collateralized Mortgage Obligations–12.26%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO Variable Rate Pass Through Ctfs., 0.91%, 09/15/2048(a)	19,429,498	1,101,880

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.89%, 05/15/2032(a)(d)	$3,070,000	$3,075,049
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.29%, 01/25/2035(a)	990,895	1,007,532
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.74%, 04/25/2045(a)(d)	3,201,217	3,232,876
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.70%, 12/25/2045(a)(d)	3,948,768	3,976,810
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.04%, 06/08/2030(a)(d)	6,675,000	6,699,316
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(a)(d)	5,390,000	5,390,980
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.38%, 08/10/2048(a)	6,800,000	7,227,675
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.89%, 03/15/2028(a)(d)	8,100,000	8,101,934
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $8,247,521) (d)	7,968,619	8,287,364
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-10/27/2011; Cost $11,843,045) (a)(d)	11,452,802	11,867,966
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(d)	3,711,725	3,718,507
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.65%, 08/15/2026(a)(d)	3,600,000	3,626,069
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(d)	4,009,252	4,066,072
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.13%, 05/15/2048(a)	7,100,000	7,120,100
		78,500,130

Sovereign Debt–0.41%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,619,004
Total Bonds (Cost $80,169,660)		81,119,134

	Principal Amount	Value

Corporate Notes-1.61%

Private Export Funding Corp.–1.61%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	$4,800,000	$5,289,118
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,991,397
Total Corporate Notes (Cost $6,460,660)		10,280,515

U.S. Government Sponsored Agency Securities–1.12%

Federal Farm Credit Bank (FFCB)–0.81%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	4,000,000	5,166,008

Tennessee Valley Authority (TVA)–0.31%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,997,268
Total U.S. Government Sponsored Agency Securities (Cost $5,865,917)		7,163,276

	Shares

Money Market Funds–0.30%

Government & Agency Portfolio – Institutional Class, 0.71% (e)	1,156,023	1,156,023
Treasury Portfolio – Institutional Class, 0.67% (e)	770,681	770,681
Total Money Market Funds (Cost $1,926,704)		1,926,704
TOTAL INVESTMENTS–99.77% (Cost $629,694,326)		638,797,201
OTHER ASSETS LESS LIABILITIES–0.23%		1,491,504
NET ASSETS–100.00%		$640,288,705

Investment Abbreviations:
ACES	—Automatically Convertible Extendable Security

ARM	—Adjustable Rate Mortgage

Ctfs.	—Certificates

Gtd.	—Guaranteed

IO	Interest only

REMICs	Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

STRIPS	—Separately Traded Registered Interest and Principal Security

Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $62,042,943, which represented 9.69% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.

Invesco U.S. Government Fund

F.	Futures Contracts – (continued)

When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco U.S. Government Fund

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$279,197,907	$—	$279,197,907
U.S. Treasury Securities	—	259,109,665	—	259,109,665
Bonds	—	81,119,134	—	81,119,134
Corporate Notes	—	10,280,515	—	10,280,515
U.S. Government Sponsored Agency Securities	—	7,163,276	—	7,163,276
Money Market Funds	1,926,704	—	—	1,926,704
	1,926,704	636,870,497	—	638,797,201
Futures Contracts*	783,368	—	—	783,368
Total Investments	$2,710,072	$636,870,497	$—	$639,580,569
*	Unrealized appreciation.

Invesco U.S. Government Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	99	September-2017	$(21,431,953)	$(4,853)
U.S. Treasury 5 Year Notes	Short	12	September-2017	(1,419,750)	(2,653)
U.S. Treasury 10 Year Notes	Long	186	September-2017	23,491,219	136,151
U.S. Treasury 10 Year Ultra Bonds	Short	15	September-2017	(2,036,016)	(11,614)
U.S. Treasury Long Bonds	Short	79	September-2017	(12,151,188)	(121,146)
U.S. Treasury Ultra Bonds	Long	328	September-2017	54,161,000	787,483
Total Futures Contracts—Interest Rate Risk					$783,368

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$923,634
Derivatives not subject to master netting agreements	(923,634)
Total Derivative Assets subject to master netting agreements	$ —

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$140,266
Derivatives not subject to master netting agreements	(140,266)
Total Derivative Liabilities subject to master netting agreements	$ —
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$ 959,301
Options purchased(a)	(359,900)
Change in Net Unrealized Appreciation:
Futures contracts	362,470
Options purchased(a)	211,456
Total	$1,173,327
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation of investment securities.

Invesco U.S. Government Fund

The table below summarizes the three months average notional value of futures contracts and the two months average notional value of options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$122,971,029	$12,200,000

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $28,932,313 and $17,328,916, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $21,290,137 and $30,027,789, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 10,302,402
Aggregate unrealized (depreciation) of investment securities	(5,518,871)
Net unrealized appreciation of investment securities	$ 4,783,531
Cost of investments for tax purposes is $634,013,670.

Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.